UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File number: 811-06563

Calvert World Values Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

2050 M Street NW, Suite 200, Washington, DC 20036

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Service)

(202) 238-2200

(Registrant’s telephone number)

September 30

Date of Fiscal Year End

March 31, 2024

Date of Reporting Period

Item 1. Report to Stockholders.

Calvert
Mid-Cap Fund
Semiannual Report
March 31, 2024

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.
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Semiannual Report March 31, 2024
Calvert
Mid-Cap Fund

Calvert
Mid-Cap Fund
March 31, 2024
Performance

Portfolio Manager(s) Michael D. McLean, CFA, J. Griffith Noble, CFA and Prachi Samundra, each of Calvert Research and Management
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	10/31/1994	10/31/1994	18.20%	13.05%	6.87%	6.41%
Class A with 5.25% Maximum Sales Charge	—	—	12.00	7.11	5.73	5.84
Class C at NAV	10/31/1994	10/31/1994	17.73	12.19	6.08	5.78
Class C with 1% Maximum Deferred Sales Charge	—	—	16.73	11.19	6.08	5.78
Class I at NAV	06/03/2003	10/31/1994	18.33	13.35	7.14	6.79

Russell Midcap® Index	—	—	22.52%	22.35%	11.09%	9.94%

% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
Gross	1.26%	2.01%	1.01%
Net	1.18	1.93	0.93
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
2

Calvert
Mid-Cap Fund
March 31, 2024
Fund Profile

Sector Allocation (% of net assets)[1]
Top 10 Holdings (% of net assets)[1]
Core & Main, Inc., Class A	4.0%
Cooper Cos., Inc.	3.4
AptarGroup, Inc.	3.0
Lamar Advertising Co., Class A	2.8
Tradeweb Markets, Inc., Class A	2.6
Domino's Pizza, Inc.	2.6
Motorola Solutions, Inc.	2.6
CMS Energy Corp.	2.6
AMETEK, Inc.	2.6
VeriSign, Inc.	2.5
Total	28.7%

Footnotes:
[1]	Excludes cash and cash equivalents.
3

Calvert
Mid-Cap Fund
March 31, 2024
Endnotes and Additional Disclosures

[1]	Russell Midcap® Index is an unmanaged index of U.S. mid-cap stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
Calvert Research and Management became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 2/1/25. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.
4

Calvert
Mid-Cap Fund
March 31, 2024
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2023 to March 31, 2024).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (10/1/23)	Ending Account Value (3/31/24)	Expenses Paid During Period* (10/1/23 – 3/31/24)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,182.00	$ 6.44**	1.18%
Class C	$1,000.00	$1,177.30	$10.51 **	1.93%
Class I	$1,000.00	$1,183.30	$ 5.08**	0.93%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.10	$ 5.96**	1.18%
Class C	$1,000.00	$1,015.35	$ 9.72**	1.93%
Class I	$1,000.00	$1,020.35	$ 4.70**	0.93%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2023.
**	Absent a waiver and/or reimbursement of expenses by affiliate(s), expenses would be higher.
5

Calvert
Mid-Cap Fund
March 31, 2024
Schedule of Investments (Unaudited)

Common Stocks — 98.3%

Security	Shares	Value
Automobile Components — 3.7%
Aptiv PLC(1)	43,298	$ 3,448,685
Dorman Products, Inc.(1)	58,938	5,681,034
		$ 9,129,719
Automobiles — 0.8%
Harley-Davidson, Inc.	45,279	$ 1,980,503
		$ 1,980,503
Banks — 2.1%
Commerce Bancshares, Inc.	50,510	$ 2,687,132
First Financial Bankshares, Inc.	79,284	2,601,308
		$ 5,288,440
Biotechnology — 0.6%
Neurocrine Biosciences, Inc.(1)	10,351	$ 1,427,610
		$ 1,427,610
Building Products — 2.4%
AZEK Co., Inc.(1)	121,269	$ 6,090,129
		$ 6,090,129
Capital Markets — 4.9%
LPL Financial Holdings, Inc.	12,621	$ 3,334,468
MarketAxess Holdings, Inc.	10,256	2,248,628
Tradeweb Markets, Inc., Class A	62,756	6,537,293
		$ 12,120,389
Chemicals — 2.2%
Quaker Chemical Corp.	26,384	$ 5,415,316
		$ 5,415,316
Commercial Services & Supplies — 4.4%
Copart, Inc.(1)	99,311	$ 5,752,093
Rentokil Initial PLC ADR	175,852	5,301,938
		$ 11,054,031
Communications Equipment — 2.6%
Motorola Solutions, Inc.	18,099	$ 6,424,783
		$ 6,424,783
Consumer Staples Distribution & Retail — 1.8%
Casey's General Stores, Inc.	5,550	$ 1,767,397
U.S. Foods Holding Corp.(1)	51,316	2,769,525
		$ 4,536,922
Containers & Packaging — 3.0%
AptarGroup, Inc.	51,392	$ 7,394,795
		$ 7,394,795
Security	Shares	Value
Electric Utilities — 3.7%
Alliant Energy Corp.	121,200	$ 6,108,480
Xcel Energy, Inc.	59,507	3,198,501
		$ 9,306,981
Electrical Equipment — 2.6%
AMETEK, Inc.	34,813	$ 6,367,298
		$ 6,367,298
Electronic Equipment, Instruments & Components — 1.7%
TE Connectivity Ltd.	29,319	$ 4,258,292
		$ 4,258,292
Ground Transportation — 0.9%
Landstar System, Inc.	11,572	$ 2,230,619
		$ 2,230,619
Health Care Equipment & Supplies — 7.3%
Cooper Cos., Inc.	82,412	$ 8,361,521
IDEXX Laboratories, Inc.(1)	7,377	3,983,064
Teleflex, Inc.	26,058	5,893,538
		$ 18,238,123
Hotels, Restaurants & Leisure — 7.3%
Aramark	181,078	$ 5,888,657
Domino's Pizza, Inc.	13,130	6,524,034
Wyndham Hotels & Resorts, Inc.	74,337	5,705,365
		$ 18,118,056
Household Products — 1.4%
Church & Dwight Co., Inc.	32,533	$ 3,393,517
		$ 3,393,517
Industrial REITs — 2.1%
Rexford Industrial Realty, Inc.	105,204	$ 5,291,761
		$ 5,291,761
Insurance — 4.9%
Ryan Specialty Holdings, Inc.	33,340	$ 1,850,370
W.R. Berkley Corp.	67,706	5,987,919
White Mountains Insurance Group Ltd.	2,483	4,455,247
		$ 12,293,536
IT Services — 2.5%
VeriSign, Inc.(1)	32,281	$ 6,117,572
		$ 6,117,572
Life Sciences Tools & Services — 0.7%
Avantor, Inc.(1)	71,572	$ 1,830,096
		$ 1,830,096

6
See Notes to Financial Statements.

Calvert
Mid-Cap Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Machinery — 5.1%
Graco, Inc.	45,207	$ 4,225,046
Middleby Corp.(1)	26,556	4,269,939
Nordson Corp.	15,723	4,316,593
		$ 12,811,578
Multi-Utilities — 2.6%
CMS Energy Corp.	105,996	$ 6,395,799
		$ 6,395,799
Pharmaceuticals — 2.3%
Jazz Pharmaceuticals PLC(1)	13,124	$ 1,580,392
Royalty Pharma PLC, Class A	136,338	4,140,585
		$ 5,720,977
Professional Services — 1.0%
Dayforce, Inc.(1)	39,313	$ 2,602,914
		$ 2,602,914
Residential REITs — 4.2%
Equity LifeStyle Properties, Inc.	90,898	$ 5,853,831
Mid-America Apartment Communities, Inc.	34,497	4,539,115
		$ 10,392,946
Semiconductors & Semiconductor Equipment — 3.1%
Microchip Technology, Inc.	45,831	$ 4,111,499
ON Semiconductor Corp.(1)	32,338	2,378,460
Teradyne, Inc.	11,618	1,310,859
		$ 7,800,818
Software — 4.8%
Fair Isaac Corp.(1)	2,062	$ 2,576,696
Synopsys, Inc.(1)	7,136	4,078,224
Tyler Technologies, Inc.(1)	12,163	5,169,396
		$ 11,824,316
Specialized REITs — 2.8%
Lamar Advertising Co., Class A	58,368	$ 6,969,723
		$ 6,969,723
Specialty Retail — 3.7%
Burlington Stores, Inc.(1)	14,367	$ 3,335,874
O'Reilly Automotive, Inc.(1)	5,267	5,945,811
		$ 9,281,685
Trading Companies & Distributors — 5.1%
Core & Main, Inc., Class A(1)	175,364	$ 10,039,589
United Rentals, Inc.	3,764	2,714,258
		$ 12,753,847
Total Common Stocks (identified cost $196,611,784)		$244,863,091

Short-Term Investments — 1.7%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(2)	4,182,072	$ 4,182,072
Total Short-Term Investments (identified cost $4,182,072)		$ 4,182,072
Total Investments — 100.0% (identified cost $200,793,856)		$249,045,163
Other Assets, Less Liabilities — (0.0)%(3)		$ (94,310)
Net Assets — 100.0%		$ 248,950,853

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2024.
(3)	Amount is less than (0.05)%.

Abbreviations:
ADR	– American Depositary Receipt
REITs	– Real Estate Investment Trusts

7
See Notes to Financial Statements.

Calvert
Mid-Cap Fund
March 31, 2024
Statement of Assets and Liabilities (Unaudited)

March 31, 2024
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $196,611,784)	$ 244,863,091
Investments in securities of affiliated issuers, at value (identified cost $4,182,072)	4,182,072
Cash	48,091
Receivable for capital shares sold	43,325
Dividends receivable	151,915
Dividends receivable - affiliated	18,711
Securities lending income receivable	632
Directors' deferred compensation plan	156,763
Total assets	$249,464,600
Liabilities
Payable for capital shares redeemed	$ 41,546
Payable to affiliates:
Investment advisory fee	134,514
Administrative fee	24,935
Distribution and service fees	36,290
Sub-transfer agency fee	17,465
Directors' deferred compensation plan	156,763
Other	15,314
Accrued expenses	86,920
Total liabilities	$ 513,747
Net Assets	$248,950,853
Sources of Net Assets
Paid-in capital	$ 200,265,984
Distributable earnings	48,684,869
Net Assets	$248,950,853
Class A Shares
Net Assets	$ 158,962,633
Shares Outstanding	4,257,452
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 37.34
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$ 39.41
Class C Shares
Net Assets	$ 3,688,310
Shares Outstanding	162,902
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 22.64
Class I Shares
Net Assets	$ 86,299,910
Shares Outstanding	1,877,494
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 45.97

On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
8
See Notes to Financial Statements.

Calvert
Mid-Cap Fund
March 31, 2024
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2024
Investment Income
Dividend income	$ 1,457,244
Dividend income - affiliated issuers	45,739
Interest income - affiliated issuers	1,110
Securities lending income, net	2,193
Total investment income	$ 1,506,286
Expenses
Investment advisory fee	$ 766,567
Administrative fee	141,520
Distribution and service fees:
Class A	184,930
Class C	18,169
Directors' fees and expenses	6,221
Custodian fees	2,296
Transfer agency fees and expenses	161,739
Accounting fees	27,792
Professional fees	21,245
Registration fees	24,811
Reports to shareholders	9,406
Miscellaneous	16,688
Total expenses	$ 1,381,384
Waiver and/or reimbursement of expenses by affiliates	$ (81,001)
Net expenses	$ 1,300,383
Net investment income	$ 205,903
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ 1,548,811
Net realized gain	$ 1,548,811
Change in unrealized appreciation (depreciation):
Investment securities	$ 38,069,633
Investment securities - affiliated issuers	4,936
Net change in unrealized appreciation (depreciation)	$38,074,569
Net realized and unrealized gain	$39,623,380
Net increase in net assets from operations	$39,829,283
9
See Notes to Financial Statements.

Calvert
Mid-Cap Fund
March 31, 2024
Statements of Changes in Net Assets

	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 205,903	$ 456,643
Net realized gain	1,548,811	1,773,755
Net change in unrealized appreciation (depreciation)	38,074,569	23,241,735
Net increase in net assets from operations	$ 39,829,283	$ 25,472,133
Distributions to shareholders:
Class A	$ —	$ (50,586)
Class I	(139,655)	(233,247)
Total distributions to shareholders	$ (139,655)	$ (283,833)
Capital share transactions:
Class A	$ (6,559,490)	$ (12,339,154)
Class C	(564,961)	(1,442,515)
Class I	(12,262,988)	(23,056,768)
Net decrease in net assets from capital share transactions	$ (19,387,439)	$ (36,838,437)
Net increase (decrease) in net assets	$ 20,302,189	$ (11,650,137)
Net Assets
At beginning of period	$ 228,648,664	$ 240,298,801
At end of period	$248,950,853	$228,648,664
10
See Notes to Financial Statements.

Calvert
Mid-Cap Fund
March 31, 2024
Financial Highlights

	Class A
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 31.59	$ 28.71	$ 41.79	$ 33.96	$ 34.69	$ 34.84
Income (Loss) From Operations
Net investment income (loss)(1)	$ 0.02	$ 0.03	$ (0.02)	$ (0.12)	$ 0.05	$ 0.09
Net realized and unrealized gain (loss)	5.73	2.86	(7.90)	8.28	1.07	1.85
Total income (loss) from operations	$ 5.75	$ 2.89	$ (7.92)	$ 8.16	$ 1.12	$ 1.94
Less Distributions
From net investment income	$ —	$ (0.01)	$ —	$ (0.00)(2)	$ (0.03)	$ (0.08)
From net realized gain	—	—	(5.16)	(0.33)	(1.82)	(2.01)
Total distributions	$ —	$ (0.01)	$ (5.16)	$ (0.33)	$ (1.85)	$ (2.09)
Net asset value — End of period	$ 37.34	$ 31.59	$ 28.71	$ 41.79	$ 33.96	$ 34.69
Total Return(3)	18.20% (4)	10.07%	(22.06)%	24.13%	3.20%	6.56%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$158,963	$140,598	$138,646	$183,991	$149,112	$158,005
Ratios (as a percentage of average daily net assets):(5)
Total expenses	1.25% (6)	1.26%	1.23%	1.22%	1.26%	1.30%
Net expenses	1.18% (6)(7)	1.18% (7)	1.18% (7)	1.18%	1.18%	1.19%
Net investment income (loss)	0.10% (6)	0.09%	(0.07)%	(0.30)%	0.15%	0.27%
Portfolio Turnover	12% (4)	27%	109%	79%	70%	83%

(1)	Computed using average shares outstanding.
(2)	Amount is less than $(0.005).
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2024 and the years ended September 30, 2023 and 2022).
11
See Notes to Financial Statements.

Calvert
Mid-Cap Fund
March 31, 2024
Financial Highlights — continued

	Class C
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 19.23	$ 17.60	$ 27.53	$ 22.64	$ 23.83	$ 24.65
Income (Loss) From Operations
Net investment loss(1)	$ (0.07)	$ (0.13)	$ (0.18)	$ (0.28)	$ (0.14)	$ (0.11)
Net realized and unrealized gain (loss)	3.48	1.76	(4.78)	5.50	0.73	1.23
Total income (loss) from operations	$ 3.41	$ 1.63	$ (4.96)	$ 5.22	$ 0.59	$ 1.12
Less Distributions
From net realized gain	$ —	$ —	$ (4.97)	$ (0.33)	$ (1.78)	$ (1.94)
Total distributions	$ —	$ —	$ (4.97)	$ (0.33)	$ (1.78)	$ (1.94)
Net asset value — End of period	$22.64	$19.23	$ 17.60	$27.53	$22.64	$ 23.83
Total Return(2)	17.73% (3)	9.26%	(22.63)%	23.20%	2.40%	5.77%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 3,688	$ 3,654	$ 4,612	$ 7,469	$ 8,787	$14,535
Ratios (as a percentage of average daily net assets):(4)
Total expenses	2.00% (5)	2.01%	1.98%	1.98%	2.01%	2.05%
Net expenses	1.93% (5)(6)	1.93% (6)	1.93% (6)	1.93%	1.93%	1.94%
Net investment loss	(0.66)% (5)	(0.65)%	(0.82)%	(1.05)%	(0.62)%	(0.49)%
Portfolio Turnover	12% (3)	27%	109%	79%	70%	83%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2024 and the years ended September 30, 2023 and 2022).
12
See Notes to Financial Statements.

Calvert
Mid-Cap Fund
March 31, 2024
Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 38.91	$ 35.34	$ 50.28	$ 40.77	$ 41.25	$ 40.97
Income (Loss) From Operations
Net investment income (loss)(1)	$ 0.07	$ 0.14	$ 0.09	$ (0.03)	$ 0.16	$ 0.21
Net realized and unrealized gain (loss)	7.06	3.52	(9.77)	9.95	1.27	2.24
Total income (loss) from operations	$ 7.13	$ 3.66	$ (9.68)	$ 9.92	$ 1.43	$ 2.45
Less Distributions
From net investment income	$ (0.07)	$ (0.09)	$ (0.08)	$ (0.08)	$ (0.09)	$ (0.16)
From net realized gain	—	—	(5.18)	(0.33)	(1.82)	(2.01)
Total distributions	$ (0.07)	$ (0.09)	$ (5.26)	$ (0.41)	$ (1.91)	$ (2.17)
Net asset value — End of period	$ 45.97	$ 38.91	$ 35.34	$ 50.28	$ 40.77	$ 41.25
Total Return(2)	18.33% (3)	10.35%	(21.87)%	24.45%	3.45%	6.85%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$86,300	$84,396	$97,041	$122,391	$76,327	$46,533
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.00% (5)	1.01%	0.98%	0.97%	1.01%	1.05%
Net expenses	0.93% (5)(6)	0.93% (6)	0.93% (6)	0.93%	0.93%	0.91%
Net investment income (loss)	0.34% (5)	0.34%	0.20%	(0.06)%	0.40%	0.54%
Portfolio Turnover	12% (3)	27%	109%	79%	70%	83%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2024 and the years ended September 30, 2023 and 2022).
13
See Notes to Financial Statements.

Calvert
Mid-Cap Fund
March 31, 2024
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert Mid-Cap Fund (the Fund) is a diversified series of Calvert World Values Fund, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to provide long-term capital appreciation by investing primarily in mid-cap stocks.
The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 1.00% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Debt Securities. Debt securities are generally valued based on valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
14

Calvert
Mid-Cap Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of March 31, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$ 244,863,091(1)	$ —	$ —	$ 244,863,091
Short-Term Investments	4,182,072	—	—	4,182,072
Total Investments	$249,045,163	$ —	$ —	$249,045,163

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class.
D  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. Distributions from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
E  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F   Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
H  Interim Financial Statements— The interim financial statements relating to March 31, 2024 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.65% of the Fund's average daily net assets and is payable monthly. For the six months ended March 31, 2024, the investment advisory fee amounted to $766,567.
15

Calvert
Mid-Cap Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended March 31, 2024, the investment advisory fee paid was reduced by $1,285 relating to the Fund’s investment in the Liquidity Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.18%, 1.93% and 0.93% for Class A, Class C and Class I, respectively, of such class's average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after February 1, 2025. For the six months ended March 31, 2024, CRM waived or reimbursed expenses of $79,716.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C and Class I and is payable monthly. For the six months ended March 31, 2024, CRM was paid administrative fees of $141,520.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2024 amounted to $184,930 and $18,169 for Class A shares and Class C shares, respectively.
The Fund was informed that EVD received $5,420 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2024. The Fund was also informed that EVD received less than $100 of contingent deferred sales charges (CDSC) paid by Class A shareholders and no CDSC paid by Class C shareholders for the same period.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2024, sub-transfer agency fees and expenses incurred to EVM amounted to $32,949 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $225,000 ($214,000 prior to January 1, 2024), an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $40,000 annual fee, Committee chairs receive an additional $15,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the six months ended March 31, 2024, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $29,034,036 and $53,755,515, respectively.
4  Distributions to Shareholders and Income Tax Information
At September 30, 2023, the Fund, for federal income tax purposes, had deferred capital losses of $1,224,431 which would reduce the Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at September 30, 2023, $1,224,431 are short-term.
16

Calvert
Mid-Cap Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$200,782,525
Gross unrealized appreciation	$ 55,695,525
Gross unrealized depreciation	(7,432,887)
Net unrealized appreciation	$ 48,262,638
5  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
The Fund did not have any securities on loan at March 31, 2024.
6  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. In connection with the renewal of the agreement on October 24, 2023, the borrowing limit was decreased from $725 million. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings outstanding pursuant to its line of credit at March 31, 2024. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2024.
7  Affiliated Investments
During the six months ended March 31, 2024, the Fund had invested a portion of its assets in notes (the Notes) issued by Calvert Impact Capital, Inc. (CIC) pursuant to exemptive relief granted by the U.S. Securities and Exchange Commission (the SEC). There are certain potential points of affiliation between the Fund and CIC. CRM has licensed use of the Calvert name to CIC and provides other types of support. An officer of CRM’s affiliate serves on the CIC Board.
17

Calvert
Mid-Cap Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

At March 31, 2024, the value of the Fund’s investment in the Notes and in funds that may be deemed to be affiliated was $4,182,072, which represents 1.7% of the Fund’s net assets. Transactions in such investments by the Fund for the six months ended March 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	$355,064	$ —	$ (360,000)	$ —	$ 4,936	$ —	$ 1,110	$ —
Short-Term Investments
Liquidity Fund	6,229	24,447,805	(20,271,962)	—	—	4,182,072	45,739	4,182,072
Total				$ —	$4,936	$4,182,072	$46,849
8  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 75,000,000 common shares, $0.01 par value, for each Class.
Transactions in capital shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended March 31, 2024 (Unaudited)		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Class A
Shares sold	110,413	$ 3,755,882	212,781	$ 6,880,015
Reinvestment of distributions	—	—	1,549	48,798
Shares redeemed	(303,505)	(10,315,372)	(592,319)	(19,267,967)
Net decrease	(193,092)	$ (6,559,490)	(377,989)	$(12,339,154)
Class C
Shares sold	8,591	$ 167,973	14,125	$ 277,364
Shares redeemed	(35,735)	(732,934)	(86,038)	(1,719,879)
Net decrease	(27,144)	$ (564,961)	(71,913)	$ (1,442,515)
Class I
Shares sold	190,933	$ 7,917,599	501,247	$ 20,066,342
Reinvestment of distributions	3,227	138,103	5,935	229,870
Shares redeemed	(485,945)	(20,318,690)	(1,083,692)	(43,352,980)
Net decrease	(291,785)	$(12,262,988)	(576,510)	$(23,056,768)
18

Calvert
Mid-Cap Fund
March 31, 2024
Officers and Directors

Officers
Hope L. Brown Chief Compliance Officer
Deidre E. Walsh Secretary, Vice President and Chief Legal Officer
James F. Kirchner Treasurer
Directors
Alice Gresham Bullock Chairperson
Cari M. Dominguez
Karen Fang
Miles D. Harper, III
Von M. Hughes*(1)
Joy V. Jones
Eddie Ramos
Anthony A. Williams
* Interested Director and President
(1) Mr. Hughes began serving as Director effective December 11, 2023.
19

Calvert Funds
U.S. Customer Privacy Notice	March 2024

FACTS	WHAT DOES CALVERT DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■
investment experience and risk tolerance
■
checking account information and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Calvert chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Calvert share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No*
For our affiliates’ everyday business purposes — information about your creditworthiness	Yes	Yes*
For our affiliates to market to you	Yes	Yes*
For nonaffiliates to market to you	No	We don’t share

To limit our sharing	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com

20

Calvert Funds
U.S. Customer Privacy Notice — continued	March 2024

Who we are
Who is providing this notice?	Calvert Research and Management and our investment management affiliates (“Calvert”) (see Affiliates definition below.)
What we do
How does Calvert protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Calvert collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■
buy securities from us or make a wire transfer
■
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■
affiliates from using your information to market to you
■
sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. (See below for more on your rights under state law.)
What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include registered investment advisers such as Eaton Vance Management, Eaton Vance Advisers International Ltd., Boston Management and Research, Parametric Portfolio Associates LLC, Atlanta Capital Management Company LLC, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Co.; registered broker-dealers such as Morgan Stanley Distributors Inc. and Eaton Vance Distributors, Inc. (together, the “Investment Management Affiliates”); and companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co. (the “Morgan Stanley Affiliates”).
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Calvert Research and Management does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Calvert Research and Management does not jointly market.
21

Calvert Funds
U.S. Customer Privacy Notice — continued	March 2024

Other important information
*PLEASE NOTE: Calvert does not share your creditworthiness information or your transactions and experiences information with the Morgan Stanley Affiliates, nor does Calvert enable the Morgan Stanley Affiliates to market to you. Your opt outs will prevent Calvert from sharing your creditworthiness information with the Investment Management Affiliates and will prevent the Investment Management Affiliates from marketing their products to you.
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
22

Calvert Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
Tailored Shareholder Reports. Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Calvert Funds.
23

This Page Intentionally Left Blank

Investment Adviser and Administrator
Calvert Research and Management
2050 M Street NW, Suite 200
Washington, DC 20036
Principal Underwriter*
Eaton Vance Distributors, Inc.
One Post Office Square
Boston, MA 02109
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
SS&C Global Investor & Distribution Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
2050 M Street NW, Suite 200
Washington, DC 20036
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24210     3.31.24

Calvert
Emerging Markets Equity Fund
Semiannual Report
March 31, 2024

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.
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Semiannual Report March 31, 2024
Calvert
Emerging Markets Equity Fund

Calvert
Emerging Markets Equity Fund
March 31, 2024
Performance

Portfolio Manager(s) Kunjal Gala, Vivek Bhutoria, CFA and Christopher Clube, each of Hermes Investment Management Limited
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	10/29/2012	10/29/2012	9.21%	2.03%	0.83%	3.42%
Class A with 5.25% Maximum Sales Charge	—	—	3.49	(3.31)	(0.25)	2.87
Class C at NAV	10/29/2012	10/29/2012	8.77	1.28	0.08	2.77
Class C with 1% Maximum Deferred Sales Charge	—	—	7.77	0.28	0.08	2.77
Class I at NAV	10/29/2012	10/29/2012	9.42	2.29	1.09	3.73
Class R6 at NAV	02/01/2018	10/29/2012	9.38	2.36	1.15	3.75

MSCI Emerging Markets Index	—	—	10.42%	8.15%	2.22%	2.94%

% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I	Class R6
Gross	1.28%	2.03%	1.03%	0.96%
Net	1.24	1.99	0.99	0.92
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
2

Calvert
Emerging Markets Equity Fund
March 31, 2024
Fund Profile

Sector Allocation (% of net assets)[1]
Top 10 Holdings (% of net assets)[1]
Taiwan Semiconductor Manufacturing Co. Ltd.	9.7%
Samsung Electronics Co. Ltd.	8.0
Tencent Holdings Ltd.	4.6
Prosus NV	3.2
Bank Rakyat Indonesia Persero Tbk. PT	3.1
Infosys Ltd.	2.9
ICICI Bank Ltd.	2.9
NARI Technology Co. Ltd., Class A	2.7
Itausa SA, PFC Shares	2.5
Richter Gedeon Nyrt	2.5
Total	42.1%

Footnotes:
[1]	Excludes cash and cash equivalents.
3

Calvert
Emerging Markets Equity Fund
March 31, 2024
Endnotes and Additional Disclosures

[1]	MSCI Emerging Markets Index is an unmanaged index of emerging markets common stocks. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R6 is linked to Class I. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class's inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
Calvert Research and Management became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 2/1/25. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.
4

Calvert
Emerging Markets Equity Fund
March 31, 2024
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2023 to March 31, 2024).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (10/1/23)	Ending Account Value (3/31/24)	Expenses Paid During Period* (10/1/23 – 3/31/24)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,092.10	$ 6.75**	1.29%
Class C	$1,000.00	$1,087.70	$10.65 **	2.04%
Class I	$1,000.00	$1,094.20	$ 5.44**	1.04%
Class R6	$1,000.00	$1,093.80	$ 5.08**	0.97%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.55	$ 6.51**	1.29%
Class C	$1,000.00	$1,014.80	$10.28 **	2.04%
Class I	$1,000.00	$1,019.80	$ 5.25**	1.04%
Class R6	$1,000.00	$1,020.15	$ 4.90**	0.97%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2023.
**	Absent a waiver and/or reimbursement of expenses by affiliate(s), expenses would be higher.
5

Calvert
Emerging Markets Equity Fund
March 31, 2024
Schedule of Investments (Unaudited)

Common Stocks — 99.9%

Security	Shares	Value
Brazil — 3.6%
Itausa SA, PFC Shares	20,215,034	$ 42,321,222
Localiza Rent a Car SA	1,167,498	12,728,554
WEG SA	608,000	4,630,857
		$ 59,680,633
Canada — 1.3%
Wheaton Precious Metals Corp.	439,801	$ 20,727,821
		$ 20,727,821
Chile — 2.2%
Banco de Chile	160,120,355	$ 17,810,119
Falabella SA(1)	7,386,766	19,388,631
		$ 37,198,750
China — 19.6%
Alibaba Group Holding Ltd.	1,862,343	$ 16,840,844
BYD Co. Ltd., Class H	938,000	24,017,534
Centre Testing International Group Co. Ltd., Class A	3,050,700	5,323,857
China Overseas Property Holdings Ltd.	26,432,741	14,650,693
H World Group Ltd. ADR	695,442	26,913,605
Hangzhou Tigermed Consulting Co. Ltd., Class A	843,457	6,101,856
JD.com, Inc., Class A	1,990,137	27,298,460
Kanzhun Ltd. ADR	1,359,774	23,836,838
Kingsoft Corp. Ltd.	1,488,800	4,594,928
NARI Technology Co. Ltd., Class A	13,301,378	44,401,437
Shenzhen Inovance Technology Co. Ltd., Class A	3,632,281	30,281,593
Tencent Holdings Ltd.	1,942,456	75,658,529
Tencent Music Entertainment Group ADR(1)	2,301,234	25,750,809
		$ 325,670,983
Hong Kong — 4.8%
AIA Group Ltd.	5,040,817	$ 33,907,424
ASMPT Ltd.	1,483,780	18,665,128
Hong Kong Exchanges & Clearing Ltd.	697,600	20,326,846
Samsonite International SA(1)(2)	1,958,926	7,422,118
		$ 80,321,516
Hungary — 2.6%
Richter Gedeon Nyrt	1,663,382	$ 42,188,242
		$ 42,188,242
India — 14.3%
Bajaj Finserv Ltd.	764,432	$ 15,151,785
Bharat Forge Ltd.	333,891	4,532,332
HDFC Bank Ltd.	1,771,553	30,872,448
Hero MotoCorp Ltd.	54,910	3,122,711
ICICI Bank Ltd.	3,633,791	48,027,174
Infosys Ltd.	2,716,427	48,826,368
Maruti Suzuki India Ltd.	162,629	24,632,001
Max Healthcare Institute Ltd.	1,566,732	15,398,913
Security	Shares	Value
India (continued)
Samvardhana Motherson International Ltd.	10,817,202	$ 15,242,558
SBI Life Insurance Co. Ltd.(2)	1,731,056	31,404,159
		$ 237,210,449
Indonesia — 3.1%
Bank Rakyat Indonesia Persero Tbk. PT	134,652,184	$ 51,487,613
		$ 51,487,613
Malaysia — 1.2%
Press Metal Aluminium Holdings Bhd.	20,273,400	$ 19,978,556
		$ 19,978,556
Mexico — 3.1%
Grupo Financiero Banorte SAB de CV, Class O	2,183,792	$ 23,233,045
Wal-Mart de Mexico SAB de CV	6,784,849	27,396,553
		$ 50,629,598
South Africa — 6.1%
Clicks Group Ltd.	1,653,127	$ 25,849,766
FirstRand Ltd.(3)	7,187,292	23,418,314
Prosus NV(3)	1,665,870	52,594,284
		$ 101,862,364
South Korea — 14.7%
Hansol Chemical Co. Ltd.	113,643	$ 16,963,812
KB Financial Group, Inc.	648,037	33,864,799
LG Chem Ltd.	56,995	18,654,754
Samsung Electronics Co. Ltd.	2,223,414	133,621,610
Samsung Electronics Co. Ltd., PFC Shares	464,800	23,199,187
Samsung Life Insurance Co. Ltd.	259,634	18,418,396
		$ 244,722,558
Sweden — 1.2%
Epiroc AB, Class A	1,092,517	$ 20,509,326
		$ 20,509,326
Taiwan — 18.3%
Accton Technology Corp.	1,392,000	$ 19,948,053
Airtac International Group	597,000	20,697,517
Chailease Holding Co. Ltd.	3,284,380	17,599,225
Delta Electronics, Inc.	1,529,000	16,364,696
Lotes Co. Ltd.	907,000	39,242,930
Taiwan Semiconductor Manufacturing Co. Ltd.	6,752,000	161,752,260
Wiwynn Corp.	424,000	29,033,940
		$ 304,638,621
United Arab Emirates — 1.8%
Abu Dhabi Commercial Bank PJSC	13,036,886	$ 29,809,189
		$ 29,809,189

6
See Notes to Financial Statements.

Calvert
Emerging Markets Equity Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
United States — 2.0%
Micron Technology, Inc.	280,805	$ 33,104,101
		$ 33,104,101
Total Common Stocks (identified cost $1,417,587,797)		$1,659,740,320

Short-Term Investments — 1.3%

Affiliated Fund — 0.0%(4)
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(5)	7,316	$ 7,316
Total Affiliated Fund (identified cost $7,316)		$ 7,316
Securities Lending Collateral — 1.3%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.34%(6)	22,099,639	$ 22,099,639
Total Securities Lending Collateral (identified cost $22,099,639)		$ 22,099,639
Total Short-Term Investments (identified cost $22,106,955)		$ 22,106,955

Total Investments — 101.2% (identified cost $1,439,694,752)	$ 1,681,847,275
Other Assets, Less Liabilities — (1.2)%	$ (20,326,591)
Net Assets — 100.0%	$ 1,661,520,684

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2024, the aggregate value of these securities is $38,826,277 or 2.3% of the Fund's net assets.
(3)	All or a portion of this security was on loan at March 31, 2024. The aggregate market value of securities on loan at March 31, 2024 was $21,282,454.
(4)	Amount is less than 0.05%.
(5)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2024.
(6)	Represents investment of cash collateral received in connection with securities lending.
At March 31, 2024, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Information Technology	31.5%
Financials	26.4
Consumer Discretionary	13.4
Industrials	8.3
Communication Services	7.8
Materials	4.6
Health Care	3.8
Consumer Staples	3.2
Real Estate	0.9
Total	99.9%

Abbreviations:
ADR	– American Depositary Receipt
PFC Shares	– Preference Shares

7
See Notes to Financial Statements.

Calvert
Emerging Markets Equity Fund
March 31, 2024
Statement of Assets and Liabilities (Unaudited)

March 31, 2024
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $1,439,687,436) - including $21,282,454 of securities on loan	$ 1,681,839,959
Investments in securities of affiliated issuers, at value (identified cost $7,316)	7,316
Cash denominated in foreign currency, at value (cost $25,759,879)	25,664,954
Receivable for investments sold	11,409,859
Receivable for capital shares sold	502,298
Dividends receivable	3,680,534
Dividends receivable - affiliated	7,528
Securities lending income receivable	1,416
Receivable from affiliates	106,396
Directors' deferred compensation plan	730,255
Total assets	$1,723,950,515
Liabilities
Demand note payable	$ 27,030,000
Payable for investments purchased	4,575,421
Payable for capital shares redeemed	233,958
Payable for foreign capital gains taxes	5,105,950
Deposits for securities loaned	22,099,639
Payable to affiliates:
Investment advisory fee	1,104,512
Administrative fee	181,616
Distribution and service fees	49,073
Sub-transfer agency fee	51,143
Directors' deferred compensation plan	730,255
Accrued expenses	1,268,264
Total liabilities	$ 62,429,831
Net Assets	$1,661,520,684
Sources of Net Assets
Paid-in capital	$ 1,821,545,314
Accumulated loss	(160,024,630)
Net Assets	$1,661,520,684
Class A Shares
Net Assets	$ 181,502,272
Shares Outstanding	11,005,303
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 16.49
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$ 17.40
Class C Shares
Net Assets	$ 12,351,535
Shares Outstanding	777,990
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 15.88
8
See Notes to Financial Statements.

Calvert
Emerging Markets Equity Fund
March 31, 2024
Statement of Assets and Liabilities (Unaudited) — continued

March 31, 2024
Class I Shares
Net Assets	$ 1,215,645,546
Shares Outstanding	73,067,547
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 16.64
Class R6 Shares
Net Assets	$ 252,021,331
Shares Outstanding	15,197,946
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 16.58

On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
9
See Notes to Financial Statements.

Calvert
Emerging Markets Equity Fund
March 31, 2024
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2024
Investment Income
Dividend income (net of foreign taxes withheld of $2,928,884)	$ 19,821,382
Dividend income - affiliated issuers	200,785
Interest income (net of foreign taxes withheld of $40)	144
Interest income - affiliated issuers	15,941
Securities lending income, net	29,050
Total investment income	$ 20,067,302
Expenses
Investment advisory fee	$ 7,247,699
Administrative fee	1,191,402
Distribution and service fees:
Class A	229,603
Class C	66,484
Directors' fees and expenses	50,857
Custodian fees	324,292
Transfer agency fees and expenses	1,185,285
Accounting fees	198,702
Professional fees	59,099
Registration fees	39,861
Reports to shareholders	62,803
Interest expense and fees	475,877
Miscellaneous	89,012
Total expenses	$ 11,220,976
Waiver and/or reimbursement of expenses by affiliates	$ (731,069)
Net expenses	$ 10,489,907
Net investment income	$ 9,577,395
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities (net of foreign capital gains taxes of $5,425,838)	$ (55,818,831)
Foreign currency transactions	(884,652)
Net realized loss	$ (56,703,483)
Change in unrealized appreciation (depreciation):
Investment securities (including net decrease in payable for foreign capital gains taxes of $1,019,623)	$ 225,668,540
Investment securities - affiliated issuers	70,881
Foreign currency	(54,480)
Net change in unrealized appreciation (depreciation)	$225,684,941
Net realized and unrealized gain	$168,981,458
Net increase in net assets from operations	$178,558,853
10
See Notes to Financial Statements.

Calvert
Emerging Markets Equity Fund
March 31, 2024
Statements of Changes in Net Assets

	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 9,577,395	$ 30,441,220
Net realized loss	(56,703,483)	(187,987,925)
Net change in unrealized appreciation (depreciation)	225,684,941	327,090,397
Net increase in net assets from operations	$ 178,558,853	$ 169,543,692
Distributions to shareholders:
Class A	$ (1,391,955)	$ (1,025,970)
Class I	(14,179,177)	(14,062,537)
Class R6	(3,447,607)	(2,319,617)
Total distributions to shareholders	$ (19,018,739)	$ (17,408,124)
Capital share transactions:
Class A	$ (9,012,318)	$ (15,756,081)
Class C	(3,092,711)	(5,912,624)
Class I	(504,008,247)	(346,832,012)
Class R6	(101,850,724)	54,702,026
Net decrease in net assets from capital share transactions	$ (617,964,000)	$ (313,798,691)
Net decrease in net assets	$ (458,423,886)	$ (161,663,123)
Net Assets
At beginning of period	$ 2,119,944,570	$ 2,281,607,693
At end of period	$1,661,520,684	$2,119,944,570
11
See Notes to Financial Statements.

Calvert
Emerging Markets Equity Fund
March 31, 2024
Financial Highlights

	Class A
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 15.21	$ 14.26	$ 20.98	$ 18.33	$ 16.05	$ 15.55
Income (Loss) From Operations
Net investment income(1)	$ 0.06	$ 0.17	$ 0.14	$ 0.12	$ 0.09	$ 0.17
Net realized and unrealized gain (loss)	1.34	0.86	(6.79)	2.59	2.27	0.45
Total income (loss) from operations	$ 1.40	$ 1.03	$ (6.65)	$ 2.71	$ 2.36	$ 0.62
Less Distributions
From net investment income	$ (0.12)	$ (0.08)	$ (0.07)	$ (0.06)	$ (0.08)	$ (0.12)
Total distributions	$ (0.12)	$ (0.08)	$ (0.07)	$ (0.06)	$ (0.08)	$ (0.12)
Net asset value — End of period	$ 16.49	$ 15.21	$ 14.26	$ 20.98	$ 18.33	$ 16.05
Total Return(2)	9.21% (3)	7.22%	(31.79)%	14.70%	14.82%	4.02%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$181,502	$175,220	$178,282	$290,117	$173,728	$132,066
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.36% (5)(6)	1.30%	1.29%	1.27%	1.27%	1.41%
Net expenses	1.29% (5)(6)(7)	1.24% (7)	1.24% (7)	1.24%	1.24%	1.25%
Net investment income	0.82% (5)	1.08%	0.76%	0.54%	0.54%	1.06%
Portfolio Turnover	16% (3)	59%	56%	36%	38%	32%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes interest expense of 0.05% of average daily nets assets for the six months ended March 31, 2024.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2024 and the years ended September 30, 2023 and 2022).
12
See Notes to Financial Statements.

Calvert
Emerging Markets Equity Fund
March 31, 2024
Financial Highlights — continued

	Class C
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 14.59	$ 13.71	$ 20.25	$ 17.78	$ 15.62	$ 15.18
Income (Loss) From Operations
Net investment income (loss)(1)	$ 0.00(2)	$ 0.05	$ (0.02)	$ (0.07)	$ (0.04)	$ 0.05
Net realized and unrealized gain (loss)	1.29	0.83	(6.52)	2.54	2.20	0.45
Total income (loss) from operations	$ 1.29	$ 0.88	$ (6.54)	$ 2.47	$ 2.16	$ 0.50
Less Distributions
From net investment income	$ —	$ —	$ —	$ —	$ —	$ (0.06)
Total distributions	$ —	$ —	$ —	$ —	$ —	$ (0.06)
Net asset value — End of period	$ 15.88	$ 14.59	$ 13.71	$ 20.25	$ 17.78	$ 15.62
Total Return(3)	8.77% (4)	6.42%	(32.30)%	13.83%	13.89%	3.33%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$12,352	$14,341	$19,000	$33,249	$30,938	$28,794
Ratios (as a percentage of average daily net assets):(5)
Total expenses	2.12% (6)(7)	2.05%	2.05%	2.02%	2.02%	2.16%
Net expenses	2.04% (6)(7)(8)	1.99% (8)	1.99% (8)	1.99%	1.99%	2.00%
Net investment income (loss)	0.03% (6)	0.30%	(0.09)%	(0.32)%	(0.22)%	0.35%
Portfolio Turnover	16% (4)	59%	56%	36%	38%	32%

(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.005.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes interest expense of 0.05% of average daily nets assets for the six months ended March 31, 2024.
(8)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2024 and the years ended September 30, 2023 and 2022).
13
See Notes to Financial Statements.

Calvert
Emerging Markets Equity Fund
March 31, 2024
Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 15.35	$ 14.40	$ 21.21	$ 18.52	$ 16.22	$ 15.73
Income (Loss) From Operations
Net investment income(1)	$ 0.08	$ 0.21	$ 0.17	$ 0.16	$ 0.13	$ 0.22
Net realized and unrealized gain (loss)	1.36	0.86	(6.82)	2.62	2.29	0.45
Total income (loss) from operations	$ 1.44	$ 1.07	$ (6.65)	$ 2.78	$ 2.42	$ 0.67
Less Distributions
From net investment income	$ (0.15)	$ (0.12)	$ (0.16)	$ (0.09)	$ (0.12)	$ (0.18)
Total distributions	$ (0.15)	$ (0.12)	$ (0.16)	$ (0.09)	$ (0.12)	$ (0.18)
Net asset value — End of period	$ 16.64	$ 15.35	$ 14.40	$ 21.21	$ 18.52	$ 16.22
Total Return(2)	9.42% (3)	7.42%	(31.59)%	14.94%	15.07%	4.36%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,215,646	$1,598,483	$1,818,889	$3,357,833	$2,530,135	$1,817,479
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.11% (5)(6)	1.05%	1.04%	1.02%	1.02%	1.15%
Net expenses	1.04% (5)(6)(7)	0.99% (7)	0.99% (7)	0.99%	0.99%	0.97%
Net investment income	0.98% (5)	1.33%	0.91%	0.71%	0.79%	1.41%
Portfolio Turnover	16% (3)	59%	56%	36%	38%	32%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes interest expense of 0.05% of average daily nets assets for the six months ended March 31, 2024.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2024 and the years ended September 30, 2023 and 2022).
14
See Notes to Financial Statements.

Calvert
Emerging Markets Equity Fund
March 31, 2024
Financial Highlights — continued

	Class R6
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 15.32	$ 14.37	$ 21.18	$ 18.49	$ 16.19	$ 15.72
Income (Loss) From Operations
Net investment income(1)	$ 0.08	$ 0.22	$ 0.18	$ 0.17	$ 0.14	$ 0.27
Net realized and unrealized gain (loss)	1.35	0.87	(6.81)	2.62	2.30	0.40
Total income (loss) from operations	$ 1.43	$ 1.09	$ (6.63)	$ 2.79	$ 2.44	$ 0.67
Less Distributions
From net investment income	$ (0.17)	$ (0.14)	$ (0.18)	$ (0.10)	$ (0.14)	$ (0.20)
Total distributions	$ (0.17)	$ (0.14)	$ (0.18)	$ (0.10)	$ (0.14)	$ (0.20)
Net asset value — End of period	$ 16.58	$ 15.32	$ 14.37	$ 21.18	$ 18.49	$ 16.19
Total Return(2)	9.38% (3)	7.55%	(31.55)%	15.09%	15.13%	4.35%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$252,021	$331,901	$265,436	$522,879	$313,830	$218,601
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.04% (5)(6)	0.98%	0.97%	0.94%	0.95%	1.06%
Net expenses	0.97% (5)(6)(7)	0.92% (7)	0.92% (7)	0.92%	0.92%	0.92%
Net investment income	1.05% (5)	1.36%	1.00%	0.78%	0.84%	1.67%
Portfolio Turnover	16% (3)	59%	56%	36%	38%	32%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes interest expense of 0.05% of average daily nets assets for the six months ended March 31, 2024.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2024 and the years ended September 30, 2023 and 2022).
15
See Notes to Financial Statements.

Calvert
Emerging Markets Equity Fund
March 31, 2024
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert Emerging Markets Equity Fund (the Fund) is a diversified series of Calvert World Values Fund, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek long-term capital appreciation by investing primarily in equity securities of companies located in emerging market countries.
The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 1.00% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund's Board has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Such securities are categorized as Level 2 in the hierarchy.
Debt Securities. Debt securities are generally valued based on valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to
16

Calvert
Emerging Markets Equity Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of March 31, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Brazil	$ 59,680,633	$ —	$ —	$ 59,680,633
Canada	20,727,821	—	—	20,727,821
Chile	—	37,198,750	—	37,198,750
China	76,501,252	249,169,731	—	325,670,983
Hong Kong	—	80,321,516	—	80,321,516
Hungary	—	42,188,242	—	42,188,242
India	—	237,210,449	—	237,210,449
Indonesia	—	51,487,613	—	51,487,613
Malaysia	—	19,978,556	—	19,978,556
Mexico	—	50,629,598	—	50,629,598
South Africa	—	101,862,364	—	101,862,364
South Korea	—	244,722,558	—	244,722,558
Sweden	—	20,509,326	—	20,509,326
Taiwan	—	304,638,621	—	304,638,621
United Arab Emirates	—	29,809,189	—	29,809,189
United States	33,104,101	—	—	33,104,101
Total Common Stocks	$190,013,807	$1,469,726,513 (1)	$ —	$1,659,740,320
Short-Term Investments:
Affiliated Fund	$ 7,316	$ —	$ —	$ 7,316
Securities Lending Collateral	22,099,639	—	—	22,099,639
Total Investments	$212,120,762	$1,469,726,513	$ —	$1,681,847,275

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends and interest, if any, have been provided for in accordance with the Fund's understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
17

Calvert
Emerging Markets Equity Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

D  Foreign Currency Transactions— The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. Distributions from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
F  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G   Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Federal Income Taxes—  No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
I  Interim Financial Statements— The interim financial statements relating to March 31, 2024 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at an annual rate of 0.73% of the Fund’s average daily net assets and is payable monthly. For the six months ended March 31, 2024, the investment advisory fee amounted to $7,247,699.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended March 31, 2024, the investment advisory fee paid was reduced by $5,824 relating to the Fund’s investment in the Liquidity Fund.
Pursuant to an investment sub-advisory agreement, CRM has delegated the investment management of the Fund to Hermes Investment Management Limited (Hermes). CRM pays Hermes a portion of its investment advisory fee for sub-advisory services provided to the Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.24%, 1.99%, 0.99% and 0.92% for Class A, Class C, Class I and Class R6, respectively, of such class’s average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after February 1, 2025. For the six months ended March 31, 2024, CRM waived or reimbursed expenses of $725,245.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C, Class I and Class R6 and is payable monthly. For the six months ended March 31, 2024, CRM was paid administrative fees of $1,191,402.
18

Calvert
Emerging Markets Equity Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2024 amounted to $229,603 and $66,484 for Class A shares and Class C shares, respectively.
The Fund was informed that EVD received $1,769 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2024. The Fund was also informed that EVD received less than $100 and $197 of contingent deferred sales charges paid by Class A and Class C shareholders, respectively, for the same period.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2024, sub-transfer agency fees and expenses incurred to EVM amounted to $108,335 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $225,000 ($214,000 prior to January 1, 2024), an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $40,000 annual fee, Committee chairs receive an additional $15,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the six months ended March 31, 2024, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $311,949,473 and $936,670,161, respectively.
4  Distributions to Shareholders and Income Tax Information
At September 30, 2023, the Fund, for federal income tax purposes, had deferred capital losses of $309,840,942 which would reduce the Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at September 30, 2023, $259,630,511 are short-term and $50,210,431 are long-term.
The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$1,475,358,833
Gross unrealized appreciation	$ 313,309,783
Gross unrealized depreciation	(106,821,341)
Net unrealized appreciation	$ 206,488,442
19

Calvert
Emerging Markets Equity Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

5  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At March 31, 2024, the total value of securities on loan was $21,282,454 and the total value of collateral received was $22,099,639, comprised of cash.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2024.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$22,099,639	$ —	$ —	$ —	$22,099,639
The carrying amount of the liability for deposits for securities loaned at March 31, 2024 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2024.
6  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. In connection with the renewal of the agreement on October 24, 2023, the borrowing limit was decreased from $725 million. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
At March 31, 2024, the Fund had a balance outstanding pursuant to this line of credit of $27,030,000 at an annual interest rate of 6.33%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at March 31, 2024. If measured at fair value, borrowings under the line of credit would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2024. Average borrowings and the weighted average annual interest rate (excluding fees) for the six months ended March 31, 2024 were $12,914,098 and 7.23%, respectively.
7  Affiliated Investments
During the six  months ended March 31, 2024, the Fund had invested a portion of its assets in notes (the Notes) issued by Calvert Impact Capital, Inc. (CIC) pursuant to exemptive relief granted by the U.S. Securities and Exchange Commission (the SEC). There are certain potential points of affiliation between the Fund and CIC. CRM has licensed use of the Calvert name to CIC and provides other types of support. An officer of CRM's affiliate serves on the CIC Board.
20

Calvert
Emerging Markets Equity Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

At March 31, 2024, the value of the Fund’s investment in the Notes and funds that may be deemed to be affiliated was $7,316, which represents less than 0.05% of the Fund’s net assets. Transactions in such investments by the Fund for the six months ended March 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	$5,099,119	$ —	$ (5,170,000)	$ —	$ 70,881	$ —	$ 15,941	$ —
Short-Term Investments
Liquidity Fund	7,808	175,451,280	(175,451,772)	—	—	7,316	200,785	7,316
Total				$ —	$70,881	$7,316	$216,726
8  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 75,000,000 common shares, $0.01 par value, for each Class.
Transactions in capital shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended March 31, 2024 (Unaudited)		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Class A
Shares sold	2,142,018	$ 32,459,237	5,651,709	$ 83,959,127
Reinvestment of distributions	39,589	627,483	33,171	523,432
Shares redeemed	(2,699,073)	(42,099,038)	(6,662,979)	(100,238,640)
Net decrease	(517,466)	$ (9,012,318)	(978,099)	$ (15,756,081)
Class C
Shares sold	13,685	$ 208,497	29,795	$ 460,125
Shares redeemed	(218,794)	(3,301,208)	(432,393)	(6,372,749)
Net decrease	(205,109)	$ (3,092,711)	(402,598)	$ (5,912,624)
Class I
Shares sold	8,660,692	$ 136,149,878	30,221,849	$ 485,787,382
Reinvestment of distributions	842,320	13,460,275	844,844	13,441,473
Shares redeemed	(40,550,164)	(653,618,400)	(53,273,460)	(846,060,867)
Net decrease	(31,047,152)	$(504,008,247)	(22,206,767)	$(346,832,012)
Class R6
Shares sold	1,567,594	$ 24,713,188	8,913,564	$ 144,800,692
Reinvestment of distributions	188,977	3,010,411	119,833	1,900,552
Shares redeemed	(8,227,765)	(129,574,323)	(5,837,507)	(91,999,218)
Net increase (decrease)	(6,471,194)	$(101,850,724)	3,195,890	$ 54,702,026
21

Calvert
Emerging Markets Equity Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

9  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.
22

Calvert
Emerging Markets Equity Fund
March 31, 2024
Officers and Directors

Officers
Hope L. Brown Chief Compliance Officer
Deidre E. Walsh Secretary, Vice President and Chief Legal Officer
James F. Kirchner Treasurer
Directors
Alice Gresham Bullock Chairperson
Cari M. Dominguez
Karen Fang
Miles D. Harper, III
Von M. Hughes*(1)
Joy V. Jones
Eddie Ramos
Anthony A. Williams
* Interested Director and President
(1) Mr. Hughes began serving as Director effective December 11, 2023.
23

Calvert Funds
U.S. Customer Privacy Notice	March 2024

FACTS	WHAT DOES CALVERT DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■
investment experience and risk tolerance
■
checking account information and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Calvert chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Calvert share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No*
For our affiliates’ everyday business purposes — information about your creditworthiness	Yes	Yes*
For our affiliates to market to you	Yes	Yes*
For nonaffiliates to market to you	No	We don’t share

To limit our sharing	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com

24

Calvert Funds
U.S. Customer Privacy Notice — continued	March 2024

Who we are
Who is providing this notice?	Calvert Research and Management and our investment management affiliates (“Calvert”) (see Affiliates definition below.)
What we do
How does Calvert protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Calvert collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■
buy securities from us or make a wire transfer
■
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■
affiliates from using your information to market to you
■
sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. (See below for more on your rights under state law.)
What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include registered investment advisers such as Eaton Vance Management, Eaton Vance Advisers International Ltd., Boston Management and Research, Parametric Portfolio Associates LLC, Atlanta Capital Management Company LLC, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Co.; registered broker-dealers such as Morgan Stanley Distributors Inc. and Eaton Vance Distributors, Inc. (together, the “Investment Management Affiliates”); and companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co. (the “Morgan Stanley Affiliates”).
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Calvert Research and Management does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Calvert Research and Management does not jointly market.
25

Calvert Funds
U.S. Customer Privacy Notice — continued	March 2024

Other important information
*PLEASE NOTE: Calvert does not share your creditworthiness information or your transactions and experiences information with the Morgan Stanley Affiliates, nor does Calvert enable the Morgan Stanley Affiliates to market to you. Your opt outs will prevent Calvert from sharing your creditworthiness information with the Investment Management Affiliates and will prevent the Investment Management Affiliates from marketing their products to you.
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
26

Calvert Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
Tailored Shareholder Reports. Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Calvert Funds.
27

This Page Intentionally Left Blank

Investment Adviser and Administrator
Calvert Research and Management
2050 M Street NW, Suite 200
Washington, DC 20036
Investment Sub-Adviser
Hermes Investment Management Limited
150 Cheapside
London EC2V 6ET
Principal Underwriter*
Eaton Vance Distributors, Inc.
One Post Office Square
Boston, MA 02109
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
SS&C Global Investor & Distribution Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
2050 M Street NW, Suite 200
Washington, DC 20036
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24214     3.31.24

Calvert
International Equity Fund
Semiannual Report
March 31, 2024

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.
Choose Planet-friendly E-delivery!
Sign up now for on-line statements, prospectuses, and fund reports. In less than five minutes you can help reduce paper mail and lower fund costs.
Just go to www.calvert.com. If you already have an online account with the Calvert funds, click on Login to access your Account and select the documents you would like to receive via e-mail.
If you’re new to online account access, click on Login, then Register to create your user name and password. Once you’re in, click on the E-delivery sign-up on the Account Portfolio page and follow the quick, easy steps.
Note: If your shares are not held directly with the Calvert funds but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

Semiannual Report March 31, 2024
Calvert
International Equity Fund

Calvert
International Equity Fund
March 31, 2024
Performance

Portfolio Manager(s) Christopher M. Dyer, CFA and Ian Kirwan, each of Eaton Vance Advisers International Ltd.
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	07/02/1992	07/02/1992	16.02%	8.06%	8.13%	4.75%
Class A with 5.25% Maximum Sales Charge	—	—	9.92	2.38	6.98	4.19
Class C at NAV	03/01/1994	07/02/1992	15.56	7.20	7.32	4.10
Class C with 1% Maximum Deferred Sales Charge	—	—	14.56	6.20	7.32	4.10
Class I at NAV	02/26/1999	07/02/1992	16.14	8.28	8.40	5.11
Class R6 at NAV	03/07/2019	07/02/1992	16.12	8.30	8.44	5.13

MSCI EAFE Index	—	—	16.81%	15.32%	7.32%	4.79%

% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I	Class R6
Gross	1.20%	1.96%	0.95%	0.92%
Net	1.14	1.89	0.89	0.85
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
2

Calvert
International Equity Fund
March 31, 2024
Fund Profile

Sector Allocation (% of net assets)[1]
Top 10 Holdings (% of net assets)[1]
Nestle SA	5.3%
AstraZeneca PLC	4.3
ASML Holding NV	4.3
Novo Nordisk AS, Class B	4.2
Compass Group PLC	3.7
Iberdrola SA	3.5
Siemens AG	3.3
Sanofi SA	3.3
LVMH Moet Hennessy Louis Vuitton SE	3.2
Reckitt Benckiser Group PLC	3.1
Total	38.2%

Footnotes:
[1]	Excludes cash and cash equivalents.
3

Calvert
International Equity Fund
March 31, 2024
Endnotes and Additional Disclosures

[1]	MSCI EAFE Index is an unmanaged index of equities in the developed markets, excluding the U.S. and Canada. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R6 is linked to Class I. Performance presented in the Financial Highlights included in the financial statements is not linked.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
Calvert Research and Management became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 2/1/25. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.
4

Calvert
International Equity Fund
March 31, 2024
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2023 to March 31, 2024).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (10/1/23)	Ending Account Value (3/31/24)	Expenses Paid During Period* (10/1/23 – 3/31/24)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,160.20	$ 6.16**	1.14%
Class C	$1,000.00	$1,155.60	$10.19 **	1.89%
Class I	$1,000.00	$1,161.40	$ 4.81**	0.89%
Class R6	$1,000.00	$1,161.20	$ 4.59**	0.85%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.30	$ 5.76**	1.14%
Class C	$1,000.00	$1,015.55	$ 9.52**	1.89%
Class I	$1,000.00	$1,020.55	$ 4.50**	0.89%
Class R6	$1,000.00	$1,020.75	$ 4.29**	0.85%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2023.
**	Absent a waiver and/or reimbursement of expenses by affiliate(s), expenses would be higher.
5

Calvert
International Equity Fund
March 31, 2024
Schedule of Investments (Unaudited)

Common Stocks — 96.4%

Security	Shares	Value
Australia — 2.8%
CSL Ltd.	154,555	$ 28,998,752
		$ 28,998,752
Belgium — 2.9%
KBC Group NV	398,682	$ 29,890,026
		$ 29,890,026
Denmark — 4.2%
Novo Nordisk AS, Class B	339,249	$ 43,516,609
		$ 43,516,609
France — 12.1%
LVMH Moet Hennessy Louis Vuitton SE	36,365	$ 32,721,083
Safran SA	134,404	30,438,702
Sanofi SA	350,440	34,092,353
Schneider Electric SE	121,265	27,415,153
		$ 124,667,291
Germany — 7.3%
Infineon Technologies AG	684,346	$ 23,271,549
Sartorius AG, PFC Shares(1)	42,324	16,807,289
Siemens AG	179,853	34,340,927
		$ 74,419,765
Hong Kong — 2.2%
AIA Group Ltd.	3,408,324	$ 22,926,341
		$ 22,926,341
India — 2.1%
HDFC Bank Ltd.	1,217,202	$ 21,211,900
		$ 21,211,900
Japan — 7.2%
Kao Corp.	453,132	$ 16,932,742
Keyence Corp.	51,101	23,724,192
Nihon M&A Center Holdings, Inc.	1,522,722	9,693,753
Recruit Holdings Co. Ltd.	544,749	23,918,168
		$ 74,268,855
Netherlands — 7.1%
ASML Holding NV	45,431	$ 44,043,582
IMCD NV	166,170	29,247,585
		$ 73,291,167
Singapore — 2.4%
DBS Group Holdings Ltd.	932,550	$ 24,887,723
		$ 24,887,723
Security	Shares	Value
South Africa — 1.0%
Vodacom Group Ltd.	2,007,489	$ 10,451,782
		$ 10,451,782
Spain — 8.7%
Amadeus IT Group SA	361,588	$ 23,212,746
Banco Santander SA	6,210,096	30,332,775
Iberdrola SA	2,881,003	35,783,075
		$ 89,328,596
Sweden — 1.7%
Indutrade AB(1)	650,550	$ 17,718,901
		$ 17,718,901
Switzerland — 9.1%
Lonza Group AG	35,314	$ 21,103,587
Nestle SA	515,617	54,784,285
Straumann Holding AG	113,147	18,053,466
		$ 93,941,338
Taiwan — 1.2%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	91,023	$ 12,383,679
		$ 12,383,679
United Kingdom — 24.4%
Ashtead Group PLC	302,773	$ 21,566,269
AstraZeneca PLC	331,170	44,490,628
Compass Group PLC	1,290,337	37,848,990
Halma PLC	738,584	22,054,383
HSBC Holdings PLC	3,553,531	27,777,327
InterContinental Hotels Group PLC	203,609	21,157,388
London Stock Exchange Group PLC	215,542	25,790,471
Reckitt Benckiser Group PLC	566,637	32,301,160
RELX PLC	405,309	17,479,123
		$ 250,465,739
Total Common Stocks (identified cost $836,591,496)		$ 992,368,464

Preferred Stocks — 0.0%

Security	Shares	Value
Venture Capital — 0.0%
Bioceptive, Inc.:
Series A(1)(2)(3)	582,574	$ 0
Series B(1)(2)(3)	40,523	0
FINAE, Series D(1)(2)(3)	2,597,442	0
Total Preferred Stocks (identified cost $491,304)		$ 0

6
See Notes to Financial Statements.

Calvert
International Equity Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

Venture Capital Limited Partnership Interests — 0.1%

Security	Value
Africa Renewable Energy Fund LP(1)(2)(3)	$ 846,476
Emerald Sustainability Fund I LP(1)(2)(3)	49,474
gNet Defta Development Holding LLC(1)(2)(3)(4)	137,907
SEAF India International Growth Fund LP(1)(2)(3)	0
Total Venture Capital Limited Partnership Interests (identified cost $1,975,870)	$ 1,033,857

Short-Term Investments — 2.0%

Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(5)	20,257,051	$ 20,257,051
Total Short-Term Investments (identified cost $20,257,051)		$ 20,257,051

Total Investments — 98.5% (identified cost $859,315,721)	$1,013,659,372
Other Assets, Less Liabilities — 1.5%	$ 15,861,244
Net Assets — 100.0%	$1,029,520,616

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 1A).
(3)	Restricted security. Total market value of restricted securities amounts to $1,033,857, which represents 0.1% of the net assets of the Fund as of March 31, 2024.
(4)	May be deemed to be an affiliated company (see Note 7).
(5)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2024.
At March 31, 2024, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Industrials	20.6%
Health Care	20.1
Financials	17.7
Information Technology	12.2
Consumer Discretionary	11.2
Consumer Staples	10.1
Utilities	3.5
Communication Services	1.0
Venture Capital	0.1
Total	96.5%

Restricted Securities
Description	Acquisition Dates	Cost
Africa Renewable Energy Fund LP	4/17/14-5/13/19	$997,005
Bioceptive, Inc., Series A	10/26/12-12/18/13	252,445
Bioceptive, Inc., Series B	1/7/16	16,250
Emerald Sustainability Fund I LP	7/19/01-5/17/11	383,088
FINAE, Series D	2/28/11-11/16/15	222,609
gNet Defta Development Holding LLC	8/30/05	400,000
SEAF India International Growth Fund LP	3/22/05-5/24/10	195,777

7
See Notes to Financial Statements.

Calvert
International Equity Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

Abbreviations:
ADR	– American Depositary Receipt
PFC Shares	– Preference Shares
8
See Notes to Financial Statements.

Calvert
International Equity Fund
March 31, 2024
Statement of Assets and Liabilities (Unaudited)

March 31, 2024
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $838,658,670)	$ 993,264,414
Investments in securities of affiliated issuers, at value (identified cost $20,657,051)	20,394,958
Cash	3,847
Cash denominated in foreign currency, at value (cost $2,521,548)	2,520,840
Receivable for investments sold	17,731,345
Receivable for capital shares sold	861,801
Dividends receivable	1,523,638
Dividends and interest receivable - affiliated	72,046
Securities lending income receivable	2
Tax reclaims receivable	1,362,437
Receivable from affiliates	88,632
Directors' deferred compensation plan	128,266
Total assets	$1,037,952,226
Liabilities
Payable for investments purchased	$ 7,014,947
Payable for capital shares redeemed	158,214
Payable for foreign capital gains taxes	82,961
Payable to affiliates:
Investment advisory fee	571,971
Administrative fee	104,201
Distribution and service fees	42,657
Sub-transfer agency fee	16,445
Directors' deferred compensation plan	128,266
Accrued expenses	311,948
Total liabilities	$ 8,431,610
Commitments and contingent liabilities (Note 10)
Net Assets	$1,029,520,616
Sources of Net Assets
Paid-in capital	$ 895,257,845
Distributable earnings	134,262,771
Net Assets	$1,029,520,616
Class A Shares
Net Assets	$ 182,934,550
Shares Outstanding	8,021,490
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 22.81
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$ 24.07
Class C Shares
Net Assets	$ 4,795,379
Shares Outstanding	251,493
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 19.07
9
See Notes to Financial Statements.

Calvert
International Equity Fund
March 31, 2024
Statement of Assets and Liabilities (Unaudited) — continued

March 31, 2024
Class I Shares
Net Assets	$ 678,798,817
Shares Outstanding	27,640,502
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 24.56
Class R6 Shares
Net Assets	$ 162,991,870
Shares Outstanding	6,654,405
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 24.49

On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
10
See Notes to Financial Statements.

Calvert
International Equity Fund
March 31, 2024
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2024
Investment Income
Dividend income (net of foreign taxes withheld of $612,508)	$ 6,543,120
Dividend income - affiliated issuers	186,042
Non-cash dividend income	733,894
Interest income	89,190
Interest income - affiliated issuers	2,713
Securities lending income, net	84,679
Total investment income	$ 7,639,638
Expenses
Investment advisory fee	$ 3,273,507
Administrative fee	593,955
Distribution and service fees:
Class A	215,854
Class C	23,153
Directors' fees and expenses	26,203
Custodian fees	42,857
Transfer agency fees and expenses	482,941
Accounting fees	115,168
Professional fees	41,125
Registration fees	36,042
Reports to shareholders	37,413
Miscellaneous	87,995
Total expenses	$ 4,976,213
Waiver and/or reimbursement of expenses by affiliates	$ (347,205)
Net expenses	$ 4,629,008
Net investment income	$ 3,010,630
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities (net of foreign capital gains taxes of $29,424)	$ (15,011,915)
Foreign currency transactions	(29,969)
Net realized loss	$ (15,041,884)
Change in unrealized appreciation (depreciation):
Investment securities (including net decrease in payable for foreign capital gains taxes of $109,541)	$ 161,140,519
Investment securities - affiliated issuers	4,631
Foreign currency	47,484
Net change in unrealized appreciation (depreciation)	$161,192,634
Net realized and unrealized gain	$146,150,750
Net increase in net assets from operations	$149,161,380
11
See Notes to Financial Statements.

Calvert
International Equity Fund
March 31, 2024
Statements of Changes in Net Assets

	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 3,010,630	$ 11,574,837
Net realized loss	(15,041,884)	(4,401,697)
Net change in unrealized appreciation (depreciation)	161,192,634	119,169,074
Net increase in net assets from operations	$ 149,161,380	$126,342,214
Distributions to shareholders:
Class A	$ (1,437,960)	$ (4,018,306)
Class C	(13,961)	(99,299)
Class I	(6,396,921)	(11,779,440)
Class R6	(1,604,353)	(3,654,279)
Total distributions to shareholders	$ (9,453,195)	$ (19,551,324)
Capital share transactions:
Class A	$ (2,070,021)	$ (4,312,601)
Class C	(165,705)	(730,910)
Class I	(71,845,258)	178,777,913
Class R6	4,478,744	(10,692,777)
Net increase (decrease) in net assets from capital share transactions	$ (69,602,240)	$163,041,625
Net increase in net assets	$ 70,105,945	$269,832,515
Net Assets
At beginning of period	$ 959,414,671	$ 689,582,156
At end of period	$1,029,520,616	$959,414,671
12
See Notes to Financial Statements.

Calvert
International Equity Fund
March 31, 2024
Financial Highlights

	Class A
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 19.82	$ 17.07	$ 25.06	$ 20.35	$ 18.18	$ 17.53
Income (Loss) From Operations
Net investment income(1)	$ 0.04	$ 0.21	$ 0.25	$ 0.08	$ 0.06	$ 0.22
Net realized and unrealized gain (loss)	3.13	3.01	(6.64)	4.67	2.30	0.61
Total income (loss) from operations	$ 3.17	$ 3.22	$ (6.39)	$ 4.75	$ 2.36	$ 0.83
Less Distributions
From net investment income	$ (0.18)	$ (0.18)	$ (0.23)	$ (0.04)	$ (0.19)	$ (0.18)
From net realized gain	—	(0.29)	(1.37)	—	—	—
Total distributions	$ (0.18)	$ (0.47)	$ (1.60)	$ (0.04)	$ (0.19)	$ (0.18)
Net asset value — End of period	$ 22.81	$ 19.82	$ 17.07	$ 25.06	$ 20.35	$ 18.18
Total Return(2)	16.02% (3)	18.94%	(27.28)%	23.38%	13.02%	4.93%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$182,935	$160,617	$140,998	$190,998	$138,810	$112,923
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.21% (5)	1.20%	1.22%	1.20%	1.27%	1.46%
Net expenses	1.14% (5)(6)	1.14% (6)	1.14% (6)	1.14%	1.14%	1.27%
Net investment income	0.41% (5)	1.01%	1.15%	0.34%	0.33%	1.26%
Portfolio Turnover	7% (3)	35%	32%	38%	47%	51%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2024 and the years ended September 30, 2023 and 2022).
13
See Notes to Financial Statements.

Calvert
International Equity Fund
March 31, 2024
Financial Highlights — continued

	Class C
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 16.55	$ 14.31	$ 21.28	$ 17.37	$ 15.54	$ 15.00
Income (Loss) From Operations
Net investment income (loss)(1)	$ (0.03)	$ 0.04	$ 0.06	$ (0.09)	$ (0.07)	$ 0.03
Net realized and unrealized gain (loss)	2.60	2.54	(5.57)	4.00	1.96	0.58
Total income (loss) from operations	$ 2.57	$ 2.58	$ (5.51)	$ 3.91	$ 1.89	$ 0.61
Less Distributions
From net investment income	$ (0.05)	$ (0.05)	$ (0.09)	$ —	$ (0.06)	$ (0.07)
From net realized gain	—	(0.29)	(1.37)	—	—	—
Total distributions	$ (0.05)	$ (0.34)	$ (1.46)	$ —	$ (0.06)	$ (0.07)
Net asset value — End of period	$19.07	$16.55	$ 14.31	$21.28	$17.37	$15.54
Total Return(2)	15.56% (3)	18.05%	(27.85)%	22.51%	12.17%	4.15%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 4,795	$ 4,297	$ 4,304	$ 7,485	$ 6,157	$ 6,122
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.96% (5)	1.96%	1.96%	1.95%	2.02%	2.21%
Net expenses	1.89% (5)(6)	1.89% (6)	1.89% (6)	1.89%	1.89%	2.03%
Net investment income (loss)	(0.34)% (5)	0.25%	0.32%	(0.42)%	(0.43)%	0.23%
Portfolio Turnover	7% (3)	35%	32%	38%	47%	51%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2024 and the years ended September 30, 2023 and 2022).
14
See Notes to Financial Statements.

Calvert
International Equity Fund
March 31, 2024
Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 21.35	$ 18.35	$ 26.83	$ 21.77	$ 19.43	$ 18.72
Income (Loss) From Operations
Net investment income(1)	$ 0.07	$ 0.29	$ 0.31	$ 0.16	$ 0.13	$ 0.28
Net realized and unrealized gain (loss)	3.37	3.23	(7.13)	5.00	2.45	0.66
Total income (loss) from operations	$ 3.44	$ 3.52	$ (6.82)	$ 5.16	$ 2.58	$ 0.94
Less Distributions
From net investment income	$ (0.23)	$ (0.23)	$ (0.29)	$ (0.10)	$ (0.24)	$ (0.23)
From net realized gain	—	(0.29)	(1.37)	—	—	—
Total distributions	$ (0.23)	$ (0.52)	$ (1.66)	$ (0.10)	$ (0.24)	$ (0.23)
Net asset value — End of period	$ 24.56	$ 21.35	$ 18.35	$ 26.83	$ 21.77	$ 19.43
Total Return(2)	16.14% (3)	19.27%	(27.14)%	23.75%	13.31%	5.25%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$678,799	$656,696	$416,978	$524,521	$279,039	$82,261
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.97% (5)	0.95%	0.96%	0.95%	1.02%	1.20%
Net expenses	0.89% (5)(6)	0.89% (6)	0.89% (6)	0.89%	0.89%	0.98%
Net investment income	0.64% (5)	1.32%	1.32%	0.63%	0.61%	1.52%
Portfolio Turnover	7% (3)	35%	32%	38%	47%	51%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2024 and the years ended September 30, 2023 and 2022).
15
See Notes to Financial Statements.

Calvert
International Equity Fund
March 31, 2024
Financial Highlights — continued

	Class R6
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30,				Period Ended September 30, 2019(1)
		2023	2022	2021	2020
Net asset value — Beginning of period	$ 21.31	$ 18.33	$ 26.80	$ 21.76	$ 19.44	$ 17.79
Income (Loss) From Operations
Net investment income(2)	$ 0.08	$ 0.29	$ 0.32	$ 0.16	$ 0.13	$ 0.28
Net realized and unrealized gain (loss)	3.35	3.23	(7.11)	5.00	2.46	1.37
Total income (loss) from operations	$ 3.43	$ 3.52	$ (6.79)	$ 5.16	$ 2.59	$ 1.65
Less Distributions
From net investment income	$ (0.25)	$ (0.25)	$ (0.31)	$ (0.12)	$ (0.27)	$ —
From net realized gain	—	(0.29)	(1.37)	—	—	—
Total distributions	$ (0.25)	$ (0.54)	$ (1.68)	$ (0.12)	$ (0.27)	$ —
Net asset value — End of period	$ 24.49	$ 21.31	$ 18.33	$ 26.80	$ 21.76	$ 19.44
Total Return(3)	16.12% (4)	19.27%	(27.08)%	23.79%	13.34%	9.27% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$162,992	$137,804	$127,303	$160,163	$122,150	$49,332
Ratios (as a percentage of average daily net assets):(5)
Total expenses	0.91% (6)	0.92%	0.92%	0.91%	0.98%	1.14% (6)
Net expenses	0.85% (6)(7)	0.85% (7)	0.85% (7)	0.85%	0.85%	0.96% (6)
Net investment income	0.71% (6)	1.29%	1.38%	0.63%	0.64%	2.62% (6)
Portfolio Turnover	7% (4)	35%	32%	38%	47%	51% (8)

(1)	For the period from the commencement of operations, March 7, 2019, to September 30, 2019.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2024 and the years ended September 30, 2023 and 2022).
(8)	For the year ended September 30, 2019.
16
See Notes to Financial Statements.

Calvert
International Equity Fund
March 31, 2024
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert International Equity Fund (the Fund) is a diversified series of Calvert World Values Fund, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to provide a high total return consistent with reasonable risk by investing primarily in a diversified portfolio of stocks. The Fund invests primarily in equity securities of foreign companies.
The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 1.00% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Board has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Such securities are categorized as Level 2 in the hierarchy.
Venture Capital Securities. Venture capital securities for which market quotations are not readily available are generally categorized as Level 3 in the hierarchy. Venture capital equity securities are generally valued using the most appropriate and applicable method to measure fair value in light of each company’s situation. Methods may include market, income, options-pricing or cost approaches with discounts as appropriate based on assumptions of liquidation or exit risk. Examples of the market approach are subsequent rounds of financing, comparable transactions, and revenue times an industry multiple. An example of the income approach is the discounted cash flow model. Examples of the cost approach are replacement cost, salvage value, or net asset value. The options-pricing method treats common stock and preferred stock as call options on the enterprise value with strike price based on the preferred stock liquidation preference. Venture capital limited partnership interests are valued at the fair value reported by the general partner of the partnership, adjusted as necessary to reflect subsequent capital calls and distributions and any other available information. In some cases, adjustments may be made to account for daily pricing of material public holdings within the partnership.
Other Securities. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
17

Calvert
International Equity Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of March 31, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks:
Australia	$ —	$ 28,998,752	$ —	$ 28,998,752
Belgium	—	29,890,026	—	29,890,026
Denmark	—	43,516,609	—	43,516,609
France	—	124,667,291	—	124,667,291
Germany	—	74,419,765	—	74,419,765
Hong Kong	—	22,926,341	—	22,926,341
India	—	21,211,900	—	21,211,900
Japan	—	74,268,855	—	74,268,855
Netherlands	—	73,291,167	—	73,291,167
Singapore	—	24,887,723	—	24,887,723
South Africa	—	10,451,782	—	10,451,782
Spain	—	89,328,596	—	89,328,596
Sweden	—	17,718,901	—	17,718,901
Switzerland	—	93,941,338	—	93,941,338
Taiwan	12,383,679	—	—	12,383,679
United Kingdom	—	250,465,739	—	250,465,739
Total Common Stocks	$12,383,679	$979,984,785 (2)	$ —	$ 992,368,464
Preferred Stocks - Venture Capital	$ —	$ —	$ 0	$ 0
Venture Capital Limited Partnership Interests	—	—	1,033,857	1,033,857
Short-Term Investments	20,257,051	—	—	20,257,051
Total Investments	$32,640,730	$979,984,785	$1,033,857	$1,013,659,372

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended March 31, 2024 is not presented.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance
18

Calvert
International Equity Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

with the Fund’s understanding of the applicable country’s tax rules and rates. In consideration of recent decisions rendered by European courts, the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such outstanding reclaims.
Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D  Foreign Currency Transactions— The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E  Restricted Securities— The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of the Schedule of Investments.
F  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. Distributions from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
G  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
H   Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Federal Income Taxes—  No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
J  Interim Financial Statements— The interim financial statements relating to March 31, 2024 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
19

Calvert
International Equity Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to and including $250 million	0.680%
Over $250 million up to and including $500 million	0.665%
Over $500 million	0.650%
For the six months ended March 31, 2024, the investment advisory fee amounted to $3,273,507 or 0.66% (annualized) of the Fund’s average daily net assets.
Pursuant to an investment sub-advisory agreement, CRM has delegated the investment management of the Fund to Eaton Vance Advisers International Ltd. (EVAIL), an affiliate of CRM and an indirect, wholly-owned subsidiary of Morgan Stanley. CRM pays EVAIL a portion of its investment advisory fee for sub-advisory services provided to the Fund.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended March 31, 2024, the investment advisory fee paid was reduced by $5,210 relating to the Fund’s investment in the Liquidity Fund.
CRM and EVAIL have agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.14%, 1.89%, 0.89% and 0.85% for Class A, Class C, Class I and Class R6, respectively, of such class’s average daily net assets. The expense reimbursement agreement may be changed or terminated after February 1, 2025. For the six months ended March 31, 2024, CRM and EVAIL waived or reimbursed expenses in total of $341,995.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C, Class I and Class R6 and is payable monthly. For the six months ended March 31, 2024, CRM was paid administrative fees of $593,955.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2024 amounted to $215,854 and $23,153 for Class A shares and Class C shares, respectively.
The Fund was informed that EVD received $6,583 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2024. The Fund was also informed that EVD received less than $100 of contingent deferred sales charges (CDSC) paid by Class C shareholders and no CDSC paid by Class A shareholders for the same period.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2024, sub-transfer agency fees and expenses incurred to EVM amounted to $34,583 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $225,000 ($214,000 prior to January 1, 2024), an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $40,000 annual fee, Committee chairs receive an additional $15,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the
20

Calvert
International Equity Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the six months ended March 31, 2024, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $63,413,945 and $165,520,075, respectively.
4  Distributions to Shareholders and Income Tax Information
At September 30, 2023, the Fund, for federal income tax purposes, had deferred capital losses of $5,573,835 which would reduce the Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at September 30, 2023, $5,573,835 are long-term.
The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$861,222,156
Gross unrealized appreciation	$ 194,111,716
Gross unrealized depreciation	(41,674,500)
Net unrealized appreciation	$152,437,216
5  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
The Fund did not have any securities on loan at March 31, 2024.
6  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. In connection with the renewal of the agreement on October 24, 2023, the borrowing limit was decreased from $725 million. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
21

Calvert
International Equity Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

The Fund had no borrowings outstanding pursuant to its line of credit at March 31, 2024. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2024.
7  Affiliated Investments
During the six months ended March 31, 2024, the Fund had invested a portion of its assets in notes (the Notes) issued by Calvert Impact Capital, Inc. (CIC) pursuant to exemptive relief granted by the U.S. Securities and Exchange Commission (the SEC). There are certain potential points of affiliation between the Fund and CIC. CRM has licensed use of the Calvert name to CIC and provides other types of support. An officer of CRM's affiliate serves on the CIC Board.
In addition to the Notes, the Fund may also invest in companies that are considered affiliated companies because the Fund has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares of the company, or the company is under common ownership or control with the Fund. At March 31, 2024, the value of the Fund's investment in the Notes and affiliated companies and in funds that may be deemed to be affiliated was $20,394,958, which represents 2.0% of the Fund's net assets. Transactions in such investments by the Fund for the six months ended March 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	$ 867,935	$ —	$ (880,000)	$ —	$ 12,065	$ —	$ 2,713	$ —
Venture Capital Limited Partnership Interests
gNet Defta Development Holding LLC(1)	145,341	—	—	—	(7,434)	137,907	—	—
Short-Term Investments
Liquidity Fund	7,548,628	84,097,971	(71,389,548)	—	—	20,257,051	186,042	20,257,051
Total				$ —	$ 4,631	$20,394,958	$188,755

(1)	Restricted security.
8  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 75,000,000 common shares, $0.01 par value, for each Class.
Transactions in capital shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended March 31, 2024 (Unaudited)		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Class A
Shares sold	622,635	$ 12,655,722	1,627,476	$ 32,626,642
Reinvestment of distributions	59,642	1,306,148	196,712	3,796,530
Shares redeemed	(764,513)	(16,031,891)	(1,980,900)	(40,735,773)
Net decrease	(82,236)	$ (2,070,021)	(156,712)	$ (4,312,601)
Class C
Shares sold	19,240	$ 324,960	39,906	$ 699,293
Reinvestment of distributions	757	13,896	6,124	99,270
Shares redeemed	(28,192)	(504,561)	(87,140)	(1,529,473)
Net decrease	(8,195)	$ (165,705)	(41,110)	$ (730,910)
22

Calvert
International Equity Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

	Six Months Ended March 31, 2024 (Unaudited)		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Class I
Shares sold	4,141,646	$ 94,244,349	16,519,520	$ 367,228,547
Reinvestment of distributions	260,912	6,149,693	548,376	11,378,808
Shares redeemed	(7,521,664)	(172,239,300)	(9,027,376)	(199,829,442)
Net increase (decrease)	(3,119,106)	$ (71,845,258)	8,040,520	$ 178,777,913
Class R6
Shares sold	722,135	$ 16,539,649	923,606	$ 20,282,526
Reinvestment of distributions	63,130	1,483,558	165,668	3,429,334
Shares redeemed	(598,666)	(13,544,463)	(1,568,237)	(34,404,637)
Net increase (decrease)	186,599	$ 4,478,744	(478,963)	$ (10,692,777)
9  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
10  Capital Commitments
In connection with certain venture capital and/or limited partnership investments, the Fund is committed to future capital calls, which will increase the Fund’s investment in these securities. The aggregate amount of the future capital commitments totaled $17,500 at March 31, 2024. The Fund had sufficient cash and/or securities to cover these commitments.
The Fund's unfunded capital commitments by investment at March 31, 2024 were as follows:
Name of Investment	Unfunded Commitment
SEAF India International Growth Fund L.P	$ 17,500
Total	$17,500
23

Calvert
International Equity Fund
March 31, 2024
Officers and Directors

Officers
Hope L. Brown Chief Compliance Officer
Deidre E. Walsh Secretary, Vice President and Chief Legal Officer
James F. Kirchner Treasurer
Directors
Alice Gresham Bullock Chairperson
Cari M. Dominguez
Karen Fang
Miles D. Harper, III
Von M. Hughes*(1)
Joy V. Jones
Eddie Ramos
Anthony A. Williams
* Interested Director and President
(1) Mr. Hughes began serving as Director effective December 11, 2023.
24

Calvert Funds
U.S. Customer Privacy Notice	March 2024

FACTS	WHAT DOES CALVERT DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■
investment experience and risk tolerance
■
checking account information and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Calvert chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Calvert share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No*
For our affiliates’ everyday business purposes — information about your creditworthiness	Yes	Yes*
For our affiliates to market to you	Yes	Yes*
For nonaffiliates to market to you	No	We don’t share

To limit our sharing	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com

25

Calvert Funds
U.S. Customer Privacy Notice — continued	March 2024

Who we are
Who is providing this notice?	Calvert Research and Management and our investment management affiliates (“Calvert”) (see Affiliates definition below.)
What we do
How does Calvert protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Calvert collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■
buy securities from us or make a wire transfer
■
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■
affiliates from using your information to market to you
■
sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. (See below for more on your rights under state law.)
What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include registered investment advisers such as Eaton Vance Management, Eaton Vance Advisers International Ltd., Boston Management and Research, Parametric Portfolio Associates LLC, Atlanta Capital Management Company LLC, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Co.; registered broker-dealers such as Morgan Stanley Distributors Inc. and Eaton Vance Distributors, Inc. (together, the “Investment Management Affiliates”); and companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co. (the “Morgan Stanley Affiliates”).
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Calvert Research and Management does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Calvert Research and Management does not jointly market.
26

Calvert Funds
U.S. Customer Privacy Notice — continued	March 2024

Other important information
*PLEASE NOTE: Calvert does not share your creditworthiness information or your transactions and experiences information with the Morgan Stanley Affiliates, nor does Calvert enable the Morgan Stanley Affiliates to market to you. Your opt outs will prevent Calvert from sharing your creditworthiness information with the Investment Management Affiliates and will prevent the Investment Management Affiliates from marketing their products to you.
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
27

Calvert Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
Tailored Shareholder Reports. Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Calvert Funds.
28

Investment Adviser and Administrator
Calvert Research and Management
2050 M Street NW, Suite 200
Washington, DC 20036
Investment Sub-Adviser
Eaton Vance Advisers International Ltd.
125 Old Broad Street
London, EC2N 1AR
Principal Underwriter*
Eaton Vance Distributors, Inc.
One Post Office Square
Boston, MA 02109
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
SS&C Global Investor & Distribution Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
2050 M Street NW, Suite 200
Washington, DC 20036
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24208     3.31.24

Calvert
International Opportunities Fund
Semiannual Report
March 31, 2024

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.
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Semiannual Report March 31, 2024
Calvert
International Opportunities Fund

Calvert
International Opportunities Fund
March 31, 2024
Performance

Portfolio Manager(s) Aidan M. Farrell of MSIM Fund Management (Ireland) Limited
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	05/31/2007	05/31/2007	13.78%	6.95%	3.85%	4.06%
Class A with 5.25% Maximum Sales Charge	—	—	7.80	1.36	2.73	3.50
Class C at NAV	07/31/2007	05/31/2007	13.38	6.21	3.07	3.39
Class C with 1% Maximum Deferred Sales Charge	—	—	12.38	5.21	3.07	3.39
Class I at NAV	05/31/2007	05/31/2007	13.94	7.22	4.11	4.38
Class R6 at NAV	02/01/2019	05/31/2007	13.95	7.29	4.18	4.42

MSCI EAFE Small/Mid Cap Index	—	—	14.26%	11.48%	5.06%	4.55%

% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I	Class R6
	1.33%	2.08%	1.08%	1.01%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
2

Calvert
International Opportunities Fund
March 31, 2024
Fund Profile

Sector Allocation (% of net assets)[1]
Top 10 Holdings (% of net assets)[1]
CAR Group Ltd.	1.8%
BFF Bank SpA	1.8
Diploma PLC	1.7
IPSOS SA	1.7
IMCD NV	1.7
DiscoverIE Group PLC	1.6
JTC PLC	1.6
iShares MSCI Hong Kong ETF	1.6
Cranswick PLC	1.5
Chiba Bank Ltd.	1.5
Total	16.5%

Footnotes:
[1]	Excludes cash and cash equivalents.
3

Calvert
International Opportunities Fund
March 31, 2024
Endnotes and Additional Disclosures

[1]	MSCI EAFE Small/Mid Cap Index is an unmanaged index of small & mid-capitalization equities in the developed markets, excluding the U.S. and Canada. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R6 is linked to Class I. Performance presented in the Financial Highlights included in the financial statements is not linked.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
Calvert Research and Management became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser.
[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.
4

Calvert
International Opportunities Fund
March 31, 2024
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2023 to March 31, 2024).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (10/1/23)	Ending Account Value (3/31/24)	Expenses Paid During Period* (10/1/23 – 3/31/24)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,137.80	$ 7.22	1.35%
Class C	$1,000.00	$1,133.80	$11.20	2.10%
Class I	$1,000.00	$1,139.40	$ 5.88	1.10%
Class R6	$1,000.00	$1,139.50	$ 5.35	1.00%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.25	$ 6.81	1.35%
Class C	$1,000.00	$1,014.50	$10.58	2.10%
Class I	$1,000.00	$1,019.50	$ 5.55	1.10%
Class R6	$1,000.00	$1,020.00	$ 5.05	1.00%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2023.
5

Calvert
International Opportunities Fund
March 31, 2024
Schedule of Investments (Unaudited)

Common Stocks — 96.6%

Security	Shares	Value
Australia — 7.7%
BlueScope Steel Ltd.	112,919	$ 1,756,241
CAR Group Ltd.	288,338	6,777,634
Data#3 Ltd.	658,195	3,551,270
Dexus (1)	804,498	4,145,251
Dicker Data Ltd.(1)	532,831	3,738,703
EBOS Group Ltd.(1)	198,689	4,063,560
Steadfast Group Ltd.	1,158,700	4,439,611
		$ 28,472,270
Austria — 1.0%
BAWAG Group AG(2)	57,764	$ 3,655,967
		$ 3,655,967
Belgium — 3.1%
Azelis Group NV	238,159	$ 5,030,457
KBC Group NV	52,624	3,945,331
VGP NV(1)	21,881	2,504,525
		$ 11,480,313
Canada — 3.0%
Agnico Eagle Mines Ltd.	30,405	$ 1,813,009
ATS Corp.(3)	108,407	3,647,847
Descartes Systems Group, Inc.(3)	28,775	2,632,035
TMX Group Ltd.	118,129	3,115,979
		$ 11,208,870
France — 1.7%
IPSOS SA	89,804	$ 6,331,139
		$ 6,331,139
Germany — 2.9%
Jenoptik AG	121,130	$ 3,762,734
LEG Immobilien SE(3)	28,577	2,454,503
Sartorius AG, PFC Shares(3)	6,163	2,447,390
Schott Pharma AG & Co. KGaA	47,314	2,024,245
		$ 10,688,872
Ireland — 0.8%
Kerry Group PLC, Class A	36,031	$ 3,087,352
		$ 3,087,352
Italy — 9.2%
Amplifon SpA	128,541	$ 4,685,661
BFF Bank SpA(2)	487,621	6,528,380
DiaSorin SpA(1)	30,105	2,905,275
FinecoBank Banca Fineco SpA	254,686	3,814,379
Interpump Group SpA	88,315	4,304,194
MARR SpA	267,784	3,402,080
Moncler SpA	70,320	5,247,330
Security	Shares	Value
Italy (continued)
Reply SpA	22,665	$ 3,207,369
		$ 34,094,668
Japan — 24.2%
As One Corp.	205,675	$ 3,599,064
Asahi Intecc Co. Ltd.(1)	249,254	4,366,877
Azbil Corp.	92,593	2,561,662
BayCurrent Consulting, Inc.	162,078	3,185,874
Chiba Bank Ltd.	682,253	5,677,151
Cosmos Pharmaceutical Corp.	54,713	5,188,296
Daiseki Co. Ltd.	90,997	2,221,544
dip Corp.	176,987	3,235,942
Fukuoka Financial Group, Inc.	208,826	5,574,690
Goldwin, Inc.	52,972	3,372,821
Hoshizaki Corp.	110,936	4,047,692
JMDC, Inc.(3)	67,827	1,643,214
LaSalle Logiport REIT	3,562	3,649,936
Mitsui Fudosan Logistics Park, Inc.	1,186	3,569,258
Miura Co. Ltd.	96,884	1,877,595
Nihon M&A Center Holdings, Inc.	285,040	1,814,584
NOF Corp.	309,983	4,245,271
Riken Keiki Co. Ltd.	221,874	5,591,824
Sanwa Holdings Corp.	228,410	3,993,652
SUMCO Corp.	300,503	4,751,178
T Hasegawa Co. Ltd.(1)	116,440	2,348,744
TechnoPro Holdings, Inc.	97,704	1,956,838
Tosei Corp.	240,067	3,806,511
Toyo Suisan Kaisha Ltd.	52,707	3,222,810
USS Co. Ltd.	447,413	3,698,828
		$ 89,201,856
Luxembourg — 0.2%
APERAM SA(1)	27,653	$ 874,120
		$ 874,120
Netherlands — 4.9%
BE Semiconductor Industries NV	23,005	$ 3,523,872
Euronext NV(2)	58,649	5,581,630
IMCD NV(1)	35,675	6,279,157
NN Group NV(1)	56,631	2,614,374
		$ 17,999,033
New Zealand — 0.7%
Spark New Zealand Ltd.	907,368	$ 2,583,365
		$ 2,583,365
Norway — 1.5%
Norsk Hydro ASA	127,143	$ 698,700
SmartCraft ASA(3)	1,926,040	4,628,806
		$ 5,327,506

6
See Notes to Financial Statements.

Calvert
International Opportunities Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Portugal — 0.6%
NOS SGPS SA	541,603	$ 2,118,198
		$ 2,118,198
Singapore — 0.9%
Daiwa House Logistics Trust(1)	7,921,585	$ 3,460,071
		$ 3,460,071
Spain — 1.7%
Acciona SA(1)	29,947	$ 3,644,568
Inmobiliaria Colonial Socimi SA(1)	443,591	2,628,064
		$ 6,272,632
Sweden — 7.6%
AddTech AB, Class B	225,445	$ 5,128,909
Autoliv, Inc.	35,384	4,261,295
Boliden AB	39,268	1,090,378
Cibus Nordic Real Estate AB publ	389,659	5,107,087
Indutrade AB(3)	136,952	3,730,135
Lagercrantz Group AB, Class B	203,665	3,113,347
Sdiptech AB, Class B(3)	222,554	5,416,851
		$ 27,848,002
Switzerland — 2.0%
Galenica AG(2)	34,002	$ 2,837,335
Straumann Holding AG	15,999	2,552,762
VZ Holding AG	16,964	2,069,793
		$ 7,459,890
United Kingdom — 22.9%
Allfunds Group PLC	304,460	$ 2,195,724
Ashtead Group PLC	67,113	4,780,403
Bellway PLC	65,630	2,201,606
Compass Group PLC	104,330	3,060,274
Cranswick PLC	110,387	5,712,570
Diploma PLC	136,300	6,402,207
DiscoverIE Group PLC	621,015	5,918,151
Games Workshop Group PLC	41,968	5,318,853
Grainger PLC	699,562	2,274,912
Greggs PLC	143,485	5,204,661
Halma PLC	180,730	5,396,663
InterContinental Hotels Group PLC	31,253	3,247,557
JTC PLC(2)	568,865	5,904,388
Judges Scientific PLC	32,096	4,133,412
Nomad Foods Ltd.	95,494	1,867,863
Shaftesbury Capital PLC	1,465,176	2,659,500
SSP Group PLC	1,576,392	4,352,827
Volution Group PLC	810,292	4,433,700
Wise PLC, Class A(3)	465,997	5,447,205
Security	Shares	Value
United Kingdom (continued)
Zegona Communications PLC(3)	1,324,216	$ 3,780,345
		$ 84,292,821
Total Common Stocks (identified cost $310,808,953)		$356,456,945

Exchange-Traded Funds — 2.7%

Security	Shares	Value
Equity Funds — 2.7%
iShares MSCI Hong Kong ETF(1)	368,836	$ 5,735,400
iShares MSCI Singapore ETF(1)	234,021	4,296,625
Total Exchange-Traded Funds (identified cost $12,920,207)		$ 10,032,025

Short-Term Investments — 3.4%

Affiliated Fund — 0.0%(4)
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(5)	8,358	$ 8,358
Total Affiliated Fund (identified cost $8,358)		$ 8,358
Securities Lending Collateral — 3.4%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.34%(6)	12,596,588	$ 12,596,588
Total Securities Lending Collateral (identified cost $12,596,588)		$ 12,596,588
Total Short-Term Investments (identified cost $12,604,946)		$ 12,604,946

Total Investments — 102.7% (identified cost $336,334,106)	$ 379,093,916
Notes Payable — (4.2)%	$ (15,470,000)
Other Assets, Less Liabilities — 1.5%	$ 5,350,394
Net Assets — 100.0%	$ 368,974,310

7
See Notes to Financial Statements.

Calvert
International Opportunities Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	All or a portion of this security was on loan at March 31, 2024. The aggregate market value of securities on loan at March 31, 2024 was $19,400,470.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2024, the aggregate value of these securities is $24,507,700 or 6.6% of the Fund's net assets.
(3)	Non-income producing security.
(4)	Amount is less than 0.05%.
(5)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2024.
(6)	Represents investment of cash collateral received in connection with securities lending.
At March 31, 2024, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Industrials	22.1%
Financials	16.4
Information Technology	12.6
Consumer Discretionary	10.8
Real Estate	9.8
Health Care	8.4
Consumer Staples	6.1
Communication Services	5.9
Materials	3.5
Exchange-Traded Funds	2.7
Utilities	1.0
Total	99.3%

Abbreviations:
PFC Shares	– Preference Shares

8
See Notes to Financial Statements.

Calvert
International Opportunities Fund
March 31, 2024
Statement of Assets and Liabilities (Unaudited)

March 31, 2024
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $336,325,748) - including $19,400,470 of securities on loan	$ 379,085,558
Investments in securities of affiliated issuers, at value (identified cost $8,358)	8,358
Cash denominated in foreign currency, at value (cost $153,235)	153,020
Receivable for investments sold	16,746,022
Receivable for capital shares sold	338,944
Dividends receivable	885,009
Dividends and interest receivable - affiliated	14,144
Securities lending income receivable	13,706
Tax reclaims receivable	312,627
Directors' deferred compensation plan	174,303
Total assets	$397,731,691
Liabilities
Demand note payable	$ 15,470,000
Payable for capital shares redeemed	55,229
Deposits for securities loaned	12,596,588
Payable to affiliates:
Investment advisory fee	244,926
Administrative fee	39,257
Distribution and service fees	17,258
Sub-transfer agency fee	7,175
Directors' deferred compensation plan	174,303
Accrued expenses	152,645
Total liabilities	$ 28,757,381
Net Assets	$368,974,310
Sources of Net Assets
Paid-in capital	$ 367,652,592
Distributable earnings	1,321,718
Net Assets	$368,974,310
Class A Shares
Net Assets	$ 67,091,131
Shares Outstanding	3,858,389
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 17.39
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$ 18.35
Class C Shares
Net Assets	$ 3,692,218
Shares Outstanding	219,412
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 16.83
9
See Notes to Financial Statements.

Calvert
International Opportunities Fund
March 31, 2024
Statement of Assets and Liabilities (Unaudited) — continued

March 31, 2024
Class I Shares
Net Assets	$ 214,437,163
Shares Outstanding	12,637,417
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 16.97
Class R6 Shares
Net Assets	$ 83,753,798
Shares Outstanding	4,940,691
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 16.95

On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
10
See Notes to Financial Statements.

Calvert
International Opportunities Fund
March 31, 2024
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2024
Investment Income
Dividend income (net of foreign taxes withheld of $231,120)	$ 2,918,094
Dividend income - affiliated issuers	118,396
Interest income	32
Interest income - affiliated issuers	1,727
Securities lending income, net	90,519
Total investment income	$ 3,128,768
Expenses
Investment advisory fee	$ 1,431,231
Administrative fee	228,997
Distribution and service fees:
Class A	80,457
Class C	18,079
Directors' fees and expenses	10,055
Custodian fees	29,803
Transfer agency fees and expenses	176,654
Accounting fees	45,962
Professional fees	25,720
Registration fees	39,514
Reports to shareholders	18,279
Miscellaneous	52,018
Total expenses	$ 2,156,769
Waiver and/or reimbursement of expenses by affiliates	$ (3,426)
Net expenses	$ 2,153,343
Net investment income	$ 975,425
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ (4,363,856)
Foreign currency transactions	24,134
Net realized loss	$ (4,339,722)
Change in unrealized appreciation (depreciation):
Investment securities	$ 53,169,216
Investment securities - affiliated issuers	7,678
Foreign currency	9,246
Net change in unrealized appreciation (depreciation)	$53,186,140
Net realized and unrealized gain	$48,846,418
Net increase in net assets from operations	$49,821,843
11
See Notes to Financial Statements.

Calvert
International Opportunities Fund
March 31, 2024
Statements of Changes in Net Assets

	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 975,425	$ 5,834,065
Net realized loss	(4,339,722)	(16,401,105)
Net change in unrealized appreciation (depreciation)	53,186,140	62,540,868
Net increase in net assets from operations	$ 49,821,843	$ 51,973,828
Distributions to shareholders:
Class A	$ (989,981)	$ (226,116)
Class C	(29,909)	—
Class I	(4,265,114)	(1,303,518)
Class R6	(1,529,814)	(777,165)
Total distributions to shareholders	$ (6,814,818)	$ (2,306,799)
Capital share transactions:
Class A	$ (2,096,474)	$ (7,604,681)
Class C	(236,097)	(593,542)
Class I	(32,639,772)	5,753,223
Class R6	(9,588,539)	(16,097,609)
Net decrease in net assets from capital share transactions	$ (44,560,882)	$ (18,542,609)
Net increase (decrease) in net assets	$ (1,553,857)	$ 31,124,420
Net Assets
At beginning of period	$ 370,528,167	$ 339,403,747
At end of period	$368,974,310	$370,528,167
12
See Notes to Financial Statements.

Calvert
International Opportunities Fund
March 31, 2024
Financial Highlights

	Class A
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 15.51	$ 13.56	$ 22.54	$ 18.01	$ 16.18	$ 18.86
Income (Loss) From Operations
Net investment income(1)	$ 0.03	$ 0.20	$ 0.21	$ 0.08	$ 0.07	$ 0.18
Net realized and unrealized gain (loss)	2.11	1.80	(7.63)	4.56	1.95	(1.51)
Total income (loss) from operations	$ 2.14	$ 2.00	$ (7.42)	$ 4.64	$ 2.02	$ (1.33)
Less Distributions
From net investment income	$ (0.26)	$ (0.05)	$ (0.27)	$ (0.11)	$ (0.19)	$ (0.23)
From net realized gain	—	—	(1.29)	—	—	(1.12)
Total distributions	$ (0.26)	$ (0.05)	$ (1.56)	$ (0.11)	$ (0.19)	$ (1.35)
Net asset value — End of period	$ 17.39	$ 15.51	$ 13.56	$ 22.54	$ 18.01	$ 16.18
Total Return(2)	13.78% (3)	14.76%	(35.33)%	25.83%	12.57%	(6.77)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$67,091	$61,860	$60,335	$92,236	$68,940	$64,070
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.35% (5)	1.31%	1.32%	1.30%	1.32%	1.37%
Net expenses	1.35% (5)(6)	1.31% (6)	1.32% (6)	1.30%	1.32%	1.35%
Net investment income	0.32% (5)	1.24%	1.14%	0.36%	0.42%	1.15%
Portfolio Turnover	16% (3)	33%	48%	54%	62%	60%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2024 and the years ended September 30, 2023 and 2022).
13
See Notes to Financial Statements.

Calvert
International Opportunities Fund
March 31, 2024
Financial Highlights — continued

	Class C
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 14.96	$ 13.13	$ 21.87	$ 17.51	$ 15.74	$ 18.37
Income (Loss) From Operations
Net investment income (loss)(1)	$ (0.04)	$ 0.08	$ 0.07	$ (0.08)	$ (0.06)	$ 0.06
Net realized and unrealized gain (loss)	2.04	1.75	(7.42)	4.44	1.90	(1.47)
Total income (loss) from operations	$ 2.00	$ 1.83	$ (7.35)	$ 4.36	$ 1.84	$ (1.41)
Less Distributions
From net investment income	$ (0.13)	$ —	$ (0.10)	$ —	$ (0.07)	$ (0.10)
From net realized gain	—	—	(1.29)	—	—	(1.12)
Total distributions	$ (0.13)	$ —	$ (1.39)	$ —	$ (0.07)	$ (1.22)
Net asset value — End of period	$16.83	$14.96	$ 13.13	$21.87	$17.51	$15.74
Total Return(2)	13.38% (3)	13.94%	(35.84)%	24.90%	11.68%	(7.49)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 3,692	$ 3,507	$ 3,583	$ 6,260	$ 5,527	$ 6,532
Ratios (as a percentage of average daily net assets):(4)
Total expenses	2.10% (5)	2.06%	2.07%	2.05%	2.08%	2.12%
Net expenses	2.10% (5)(6)	2.06% (6)	2.07% (6)	2.05%	2.08%	2.10%
Net investment income (loss)	(0.44)% (5)	0.48%	0.37%	(0.40)%	(0.37)%	0.38%
Portfolio Turnover	16% (3)	33%	48%	54%	62%	60%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2024 and the years ended September 30, 2023 and 2022).
14
See Notes to Financial Statements.

Calvert
International Opportunities Fund
March 31, 2024
Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 15.16	$ 13.26	$ 22.08	$ 17.64	$ 15.86	$ 18.52
Income (Loss) From Operations
Net investment income(1)	$ 0.04	$ 0.24	$ 0.25	$ 0.13	$ 0.11	$ 0.22
Net realized and unrealized gain (loss)	2.07	1.75	(7.46)	4.47	1.90	(1.49)
Total income (loss) from operations	$ 2.11	$ 1.99	$ (7.21)	$ 4.60	$ 2.01	$ (1.27)
Less Distributions
From net investment income	$ (0.30)	$ (0.09)	$ (0.32)	$ (0.16)	$ (0.23)	$ (0.27)
From net realized gain	—	—	(1.29)	—	—	(1.12)
Total distributions	$ (0.30)	$ (0.09)	$ (1.61)	$ (0.16)	$ (0.23)	$ (1.39)
Net asset value — End of period	$ 16.97	$ 15.16	$ 13.26	$ 22.08	$ 17.64	$ 15.86
Total Return(2)	13.94% (3)	15.03%	(35.18)%	26.17%	12.77%	(6.50)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$214,437	$221,591	$189,082	$348,044	$254,350	$222,546
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.10% (5)	1.06%	1.06%	1.05%	1.07%	1.12%
Net expenses	1.10% (5)(6)	1.06% (6)	1.06% (6)	1.05%	1.07%	1.10%
Net investment income	0.54% (5)	1.54%	1.37%	0.62%	0.67%	1.41%
Portfolio Turnover	16% (3)	33%	48%	54%	62%	60%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2024 and the years ended September 30, 2023 and 2022).
15
See Notes to Financial Statements.

Calvert
International Opportunities Fund
March 31, 2024
Financial Highlights — continued

	Class R6
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30,				Period Ended September 30, 2019(1)
		2023	2022	2021	2020
Net asset value — Beginning of period	$ 15.15	$ 13.26	$ 22.07	$ 17.64	$ 15.86	$ 15.14
Income (Loss) From Operations
Net investment income(2)	$ 0.05	$ 0.24	$ 0.27	$ 0.14	$ 0.12	$ 0.16
Net realized and unrealized gain (loss)	2.06	1.77	(7.45)	4.46	1.91	0.56
Total income (loss) from operations	$ 2.11	$ 2.01	$ (7.18)	$ 4.60	$ 2.03	$ 0.72
Less Distributions
From net investment income	$ (0.31)	$ (0.12)	$ (0.34)	$ (0.17)	$ (0.25)	$ —
From net realized gain	—	—	(1.29)	—	—	—
Total distributions	$ (0.31)	$ (0.12)	$ (1.63)	$ (0.17)	$ (0.25)	$ —
Net asset value — End of period	$ 16.95	$ 15.15	$ 13.26	$ 22.07	$ 17.64	$ 15.86
Total Return(3)	13.95% (4)	15.15%	(35.11)%	26.21%	12.87%	4.76% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$83,754	$83,569	$86,404	$68,492	$48,475	$43,489
Ratios (as a percentage of average daily net assets):(5)
Total expenses	1.00% (6)	0.99%	0.99%	0.97%	1.00%	1.08% (6)
Net expenses	1.00% (6)(7)	0.99% (7)	0.99% (7)	0.97%	1.00%	1.05% (6)
Net investment income	0.64% (6)	1.53%	1.56%	0.69%	0.74%	1.53% (6)
Portfolio Turnover	16% (4)	33%	48%	54%	62%	60% (8)

(1)	For the period from the commencement of operations, February 1, 2019, to September 30, 2019.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2024 and the years ended September 30, 2023 and 2022).
(8)	For the year ended September 30, 2019.
16
See Notes to Financial Statements.

Calvert
International Opportunities Fund
March 31, 2024
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert International Opportunities Fund (the Fund) is a diversified series of Calvert World Values Fund, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek long-term capital appreciation. The Fund invests primarily in common and preferred stocks of non-U.S. small-cap to mid-cap companies.
The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 1.00% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund's Board has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Such securities are categorized as Level 2 in the hierarchy.
Debt Securities. Debt securities are generally valued based on valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to
17

Calvert
International Opportunities Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of March 31, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$ —	$ 28,472,270	$ —	$ 28,472,270
Austria	—	3,655,967	—	3,655,967
Belgium	—	11,480,313	—	11,480,313
Canada	11,208,870	—	—	11,208,870
France	—	6,331,139	—	6,331,139
Germany	—	10,688,872	—	10,688,872
Ireland	—	3,087,352	—	3,087,352
Italy	—	34,094,668	—	34,094,668
Japan	—	89,201,856	—	89,201,856
Luxembourg	—	874,120	—	874,120
Netherlands	—	17,999,033	—	17,999,033
New Zealand	—	2,583,365	—	2,583,365
Norway	—	5,327,506	—	5,327,506
Portugal	—	2,118,198	—	2,118,198
Singapore	—	3,460,071	—	3,460,071
Spain	—	6,272,632	—	6,272,632
Sweden	4,261,295	23,586,707	—	27,848,002
Switzerland	—	7,459,890	—	7,459,890
United Kingdom	1,867,863	82,424,958	—	84,292,821
Total Common Stocks	$17,338,028	$339,118,917 (1)	$ —	$356,456,945
Exchange-Traded Funds	$ 10,032,025	$ —	$ —	$ 10,032,025
Short-Term Investments:
Affiliated Fund	8,358	—	—	8,358
Securities Lending Collateral	12,596,588	—	—	12,596,588
Total Investments	$39,974,999	$339,118,917	$ —	$379,093,916

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
18

Calvert
International Opportunities Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D  Foreign Currency Transactions— The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E  Restricted Securities— The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of the Schedule of Investments.
F  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. Distributions from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
G  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
H   Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
J  Interim Financial Statements— The interim financial statements relating to March 31, 2024 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.75% of the Fund’s average daily net assets and is payable monthly. For the six months ended March 31, 2024, the investment advisory fee amounted to $1,431,231.
Pursuant to an investment sub-advisory agreement, CRM has delegated a portion of the investment management of the Fund to Eaton Vance Advisers International Ltd. (EVAIL), an affiliate of CRM and an indirect, wholly-owned subsidiary of Morgan Stanley. EVAIL uses the portfolio management, research and other resources of its affiliate, MSIM Fund Management (Ireland) Limited (MSIM FMIL), in rendering investment advisory services to the Fund. MSIM FMIL has entered into a Memorandum of Understanding with EVAIL pursuant to which MSIM FMIL is considered a participating affiliate of the sub-adviser as that term is used in relief granted by the staff of the U.S. Securities and Exchange Commission allowing U.S. registered investment advisers to use portfolio management or research resources of unregistered advisory affiliates subject to the supervision of a U.S. registered adviser. CRM pays EVAIL a portion of its investment advisory fee for sub-advisory services provided to the Fund.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended March 31, 2024, the investment advisory fee paid was reduced by $3,426 relating to the Fund’s investment in the Liquidity Fund.
19

Calvert
International Opportunities Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

CRM and EVAIL have agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.34%, 2.09%, 1.09% and 1.05% for Class A, Class C, Class I and Class R6, respectively, of such class’s average daily net assets. The expense reimbursement agreement may be changed or terminated after February 1, 2025. For the six months ended March 31, 2024, no expenses were waived or reimbursed by CRM and EVAIL.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C, Class I and Class R6 and is payable monthly. For the six months ended March 31, 2024, CRM was paid administrative fees of $228,997.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2024 amounted to $80,457 and $18,079 for Class A shares and Class C shares, respectively.
The Fund was informed that EVD received $2,822 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2024. The Fund was also informed that EVD received less than $100 of contingent deferred sales charges paid by Class A and Class C shareholders, respectively, for the same period.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2024, sub-transfer agency fees and expenses incurred to EVM amounted to $13,770 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $225,000 ($214,000 prior to January 1, 2024), an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $40,000 annual fee, Committee chairs receive an additional $15,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the six months ended March 31, 2024, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $60,208,787 and $111,054,784, respectively.
4  Distributions to Shareholders and Income Tax Information
At September 30, 2023, the Fund, for federal income tax purposes, had deferred capital losses of $29,185,112 which would reduce the Fund's taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund's next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at September 30, 2023, $17,778,529 are short-term and $11,406,583 are long-term.
20

Calvert
International Opportunities Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$345,207,192
Gross unrealized appreciation	$ 62,020,570
Gross unrealized depreciation	(28,133,846)
Net unrealized appreciation	$ 33,886,724
5  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At March 31, 2024, the total value of securities on loan was $19,400,470 and the total value of collateral received was $20,438,148, comprised of cash of $12,596,588 and U.S. government and/or agencies securities of $7,841,560.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2024.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$ 8,095,480	$ —	$ —	$ —	$ 8,095,480
Exchange-Traded Funds	4,501,108	—	—	—	4,501,108
Total	$12,596,588	$ —	$ —	$ —	$12,596,588
The carrying amount of the liability for deposits for securities loaned at March 31, 2024 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2024.
6  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. In connection with the renewal of the agreement on October 24, 2023, the borrowing limit was decreased from $725 million. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
21

Calvert
International Opportunities Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

At March 31, 2024, the Fund had a balance outstanding pursuant to this line of credit of $15,470,000 at an annual interest rate of 6.33%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at March 31, 2024. If measured at fair value, borrowings under the line of credit would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2024. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2024.
7  Affiliated Investments
During the six  months ended March 31, 2024, the Fund had invested a portion of its assets in notes (the Notes) issued by Calvert Impact Capital, Inc. (CIC) pursuant to exemptive relief granted by the U.S. Securities and Exchange Commission (the SEC). There are certain potential points of affiliation between the Fund and CIC. CRM has licensed use of the Calvert name to CIC and provides other types of support. An officer of CRM's affiliate serves on the CIC Board.
At March 31, 2024, the value of the Fund’s investment in the Notes and funds that may be deemed to be affiliated was $8,358, which represents less than 0.05% of the Fund’s net assets. Transactions in such investments by the Fund for the six months ended March 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	$552,322	$ —	$ (560,000)	$ —	$ 7,678	$ —	$ 1,727	$ —
Short-Term Investments
Liquidity Fund	676,424	57,484,197	(58,152,263)	—	—	8,358	118,396	8,358
Total				$ —	$7,678	$8,358	$120,123
8  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 75,000,000 common shares, $0.01 par value, for each Class.
Transactions in capital shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended March 31, 2024 (Unaudited)		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Class A
Shares sold	186,433	$ 3,087,524	404,779	$ 6,529,171
Reinvestment of distributions	55,457	957,737	14,003	218,307
Shares redeemed	(372,917)	(6,141,735)	(879,847)	(14,352,159)
Net decrease	(131,027)	$ (2,096,474)	(461,065)	$ (7,604,681)
Class C
Shares sold	6,823	$ 110,810	14,907	$ 234,892
Reinvestment of distributions	1,504	25,195	—	—
Shares redeemed	(23,387)	(372,102)	(53,262)	(828,434)
Net decrease	(15,060)	$ (236,097)	(38,355)	$ (593,542)
Class I
Shares sold	2,343,939	$ 37,888,284	5,015,593	$ 78,508,526
Reinvestment of distributions	218,017	3,671,411	73,452	1,117,208
Shares redeemed	(4,541,986)	(74,199,467)	(4,732,586)	(73,872,511)
Net increase (decrease)	(1,980,030)	$(32,639,772)	356,459	$ 5,753,223
22

Calvert
International Opportunities Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

	Six Months Ended March 31, 2024 (Unaudited)		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Class R6
Shares sold	204,596	$ 3,296,800	339,939	$ 5,214,848
Reinvestment of distributions	90,952	1,529,814	51,163	777,165
Shares redeemed	(872,384)	(14,415,153)	(1,389,988)	(22,089,622)
Net decrease	(576,836)	$ (9,588,539)	(998,886)	$(16,097,609)
9  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
23

Calvert
International Opportunities Fund
March 31, 2024
Officers and Directors

Officers
Hope L. Brown Chief Compliance Officer
Deidre E. Walsh Secretary, Vice President and Chief Legal Officer
James F. Kirchner Treasurer
Directors
Alice Gresham Bullock Chairperson
Cari M. Dominguez
Karen Fang
Miles D. Harper, III
Von M. Hughes*(1)
Joy V. Jones
Eddie Ramos
Anthony A. Williams
* Interested Director and President
(1) Mr. Hughes began serving as Director effective December 11, 2023.
24

Calvert Funds
U.S. Customer Privacy Notice	March 2024

FACTS	WHAT DOES CALVERT DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■
investment experience and risk tolerance
■
checking account information and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Calvert chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Calvert share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No*
For our affiliates’ everyday business purposes — information about your creditworthiness	Yes	Yes*
For our affiliates to market to you	Yes	Yes*
For nonaffiliates to market to you	No	We don’t share

To limit our sharing	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com

25

Calvert Funds
U.S. Customer Privacy Notice — continued	March 2024

Who we are
Who is providing this notice?	Calvert Research and Management and our investment management affiliates (“Calvert”) (see Affiliates definition below.)
What we do
How does Calvert protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Calvert collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■
buy securities from us or make a wire transfer
■
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■
affiliates from using your information to market to you
■
sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. (See below for more on your rights under state law.)
What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include registered investment advisers such as Eaton Vance Management, Eaton Vance Advisers International Ltd., Boston Management and Research, Parametric Portfolio Associates LLC, Atlanta Capital Management Company LLC, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Co.; registered broker-dealers such as Morgan Stanley Distributors Inc. and Eaton Vance Distributors, Inc. (together, the “Investment Management Affiliates”); and companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co. (the “Morgan Stanley Affiliates”).
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Calvert Research and Management does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Calvert Research and Management does not jointly market.
26

Calvert Funds
U.S. Customer Privacy Notice — continued	March 2024

Other important information
*PLEASE NOTE: Calvert does not share your creditworthiness information or your transactions and experiences information with the Morgan Stanley Affiliates, nor does Calvert enable the Morgan Stanley Affiliates to market to you. Your opt outs will prevent Calvert from sharing your creditworthiness information with the Investment Management Affiliates and will prevent the Investment Management Affiliates from marketing their products to you.
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
27

Calvert Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
Tailored Shareholder Reports. Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Calvert Funds.
28

Investment Adviser and Administrator
Calvert Research and Management
2050 M Street NW, Suite 200
Washington, DC 20036
Investment Sub-Adviser
Eaton Vance Advisers International Ltd.
125 Old Broad Street
London, EC2N 1AR
Principal Underwriter*
Eaton Vance Distributors, Inc.
One Post Office Square
Boston, MA 02109
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
SS&C Global Investor & Distribution Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
2050 M Street NW, Suite 200
Washington, DC 20036
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24212     3.31.24

Calvert
Emerging Markets Advancement Fund
Semiannual Report
March 31, 2024

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.
Choose Planet-friendly E-delivery!
Sign up now for on-line statements, prospectuses, and fund reports. In less than five minutes you can help reduce paper mail and lower fund costs.
Just go to www.calvert.com. If you already have an online account with the Calvert funds, click on Login to access your Account and select the documents you would like to receive via e-mail.
If you’re new to online account access, click on Login, then Register to create your user name and password. Once you’re in, click on the E-delivery sign-up on the Account Portfolio page and follow the quick, easy steps.
Note: If your shares are not held directly with the Calvert funds but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

Semiannual Report March 31, 2024
Calvert
Emerging Markets Advancement Fund

Calvert
Emerging Markets Advancement Fund
March 31, 2024
Performance

Portfolio Manager(s) Marshall Stocker, Ph.D., CFA and Steven Vanne, CFA, FRM, each of Calvert Research and Management
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	10/01/2019	10/01/2019	14.30%	14.64%	—%	5.50%
Class A with 5.25% Maximum Sales Charge	—	—	8.27	8.57	—	4.25
Class I at NAV	10/01/2019	10/01/2019	14.44	15.01	—	5.77

MSCI Emerging Markets Index	—	—	10.42%	8.15%	2.22%	3.38%
Calvert Emerging Markets Responsible Index	—	—	11.45	10.33	3.45	4.10

% Total Annual Operating Expense Ratios[3]	Class A	Class I
Gross	1.35%	1.10%
Net	1.21	0.96
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
2

Calvert
Emerging Markets Advancement Fund
March 31, 2024
Fund Profile

Sector Allocation (% of net assets)[1]
Top 10 Holdings (% of net assets)[1]
Taiwan Semiconductor Manufacturing Co. Ltd.	6.1%
Samsung Electronics Co. Ltd.	5.5
Georgia Capital PLC	3.5
Public Power Corp. SA	3.4
Eurobank Ergasias Services & Holdings SA, Class A	2.9
Emirates Telecommunications Group Co. PJSC	2.8
Bank of Georgia Group PLC	2.8
Piraeus Financial Holdings SA	2.7
FPT Corp.	2.7
Bank of Cyprus Holdings PLC	2.6
Total	35.0%

Footnotes:
[1]	Excludes cash and cash equivalents.
3

Calvert
Emerging Markets Advancement Fund
March 31, 2024
Endnotes and Additional Disclosures

[1]	MSCI Emerging Markets Index is an unmanaged index of emerging markets common stocks. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. The Calvert Emerging Markets Responsible Index (the Index) is composed of equity securities of companies that are located in or tied economically to countries that Calvert Research and Management has classified as emerging market countries and that meet certain environmental, social and governance criteria. The Index is reconstituted annually and rebalanced quarterly. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund's or oldest share class's inception, as applicable.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 2/1/25. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.
Important Notice to Shareholders
Effective April 11, 2024, Federico Sequeda, Sahil Tandon and Steven Vanne are the portfolio managers of the Fund.
4

Calvert
Emerging Markets Advancement Fund
March 31, 2024
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2023 to March 31, 2024).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (10/1/23)	Ending Account Value (3/31/24)	Expenses Paid During Period* (10/1/23 – 3/31/24)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,143.00	$6.59 **	1.23%
Class I	$1,000.00	$1,144.40	$5.25 **	0.98%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.85	$6.21 **	1.23%
Class I	$1,000.00	$1,020.10	$4.95 **	0.98%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2023.
**	Absent a waiver and/or reimbursement of expenses by affiliate(s), expenses would be higher.
5

Calvert
Emerging Markets Advancement Fund
March 31, 2024
Schedule of Investments (Unaudited)

Common Stocks — 96.3%

Security	Shares	Value
China — 0.0%(1)
Hopson Development Holdings Ltd.(2)(3)	3,060	$ 1,390
Horizon Construction Development Ltd.(2)(3)	2,185	552
Lufax Holding Ltd. ADR	7,275	30,700
		$ 32,642
Cyprus — 2.6%
Bank of Cyprus Holdings PLC(3)	600,026	$ 2,378,264
		$ 2,378,264
Georgia — 8.2%
Bank of Georgia Group PLC	39,472	$ 2,511,750
Georgia Capital PLC(2)	191,906	3,212,996
TBC Bank Group PLC	41,582	1,686,813
		$ 7,411,559
Greece — 19.5%
Alpha Services and Holdings SA(2)	1,032,808	$ 1,813,792
Athens Water Supply & Sewage Co. SA	30,819	198,512
Eurobank Ergasias Services & Holdings SA, Class A(2)	1,372,872	2,639,737
GEK TERNA SA	36,300	661,047
Hellenic Telecommunications Organization SA	113,097	1,667,532
JUMBO SA	64,583	1,860,407
LAMDA Development SA(2)	48,184	350,976
National Bank of Greece SA(2)	285,894	2,236,329
Piraeus Financial Holdings SA(2)	589,583	2,463,349
Public Power Corp. SA(2)	244,742	3,069,807
Terna Energy SA	37,170	722,666
		$17,684,154
India — 13.3%
Aarti Industries Ltd.	4,236	$ 33,776
Aarti Pharmalabs Ltd.	932	4,869
Apollo Hospitals Enterprise Ltd.	2,970	226,409
Ashok Leyland Ltd.	17,001	35,103
Asian Paints Ltd.	8,124	278,215
AU Small Finance Bank Ltd.(4)	2,829	19,247
Avenue Supermarts Ltd.(2)(4)	4,260	231,754
Axis Bank Ltd.	35,602	448,406
Bandhan Bank Ltd.(4)	7,193	15,578
Bank of Baroda	9,282	29,527
Bharti Airtel Ltd.	38,045	564,725
Biocon Ltd.	7,574	24,098
Britannia Industries Ltd.	3,444	204,182
Cipla Ltd.	13,590	244,149
Coforge Ltd.	1,693	111,960
Crompton Greaves Consumer Electricals Ltd.	18,918	60,974
Dabur India Ltd.	4,163	26,103
Dixon Technologies India Ltd.(5)	481	43,302
DLF Ltd.	22,908	247,992
Dr. Lal PathLabs Ltd.(4)	878	23,811
Security	Shares	Value
India (continued)
Embassy Office Parks REIT	20,528	$ 90,639
Federal Bank Ltd.	13,134	23,684
FSN E-Commerce Ventures Ltd.(2)	20,253	39,397
Godrej Consumer Products Ltd.	2,487	37,625
Havells India Ltd.	3,343	61,255
HCL Technologies Ltd.	19,874	370,346
HDFC Bank Ltd.	69,129	1,204,695
Hero MotoCorp Ltd.	4,124	234,530
Hindustan Unilever Ltd.	14,431	392,235
ICICI Bank Ltd.	72,204	954,307
IDFC First Bank Ltd.(2)	40,395	36,696
Indian Hotels Co. Ltd.	19,930	141,908
Indian Railway Catering & Tourism Corp. Ltd.	10,422	116,414
Indus Towers Ltd.(2)	11,253	39,381
IndusInd Bank Ltd.	10,890	203,168
Info Edge India Ltd.	924	61,850
Kotak Mahindra Bank Ltd.	18,546	399,436
KPIT Technologies Ltd.	4,254	75,943
Laurus Labs Ltd.(4)	5,460	25,743
LTIMindtree Ltd.(4)	2,649	157,438
MakeMyTrip Ltd.(2)(3)	857	60,890
Marico Ltd.	1,455	8,663
Maruti Suzuki India Ltd.	2,333	353,359
Max Healthcare Institute Ltd.	24,696	242,729
Mphasis Ltd.	1,045	30,106
Nestle India Ltd.	8,390	264,969
Patanjali Foods Ltd.	2,007	32,235
Persistent Systems Ltd.	2,896	138,936
Punjab National Bank	27,381	41,042
Siemens Ltd.	2,733	176,826
State Bank of India	35,479	321,573
Tata Consultancy Services Ltd.	14,684	686,356
Tata Elxsi Ltd.	387	36,062
Tata Motors Ltd.	35,318	422,575
Tata Power Co. Ltd.	56,413	267,546
Tata Teleservices Maharashtra Ltd.(2)	10,694	9,506
Tech Mahindra Ltd.	15,622	234,243
Titan Co. Ltd.	7,224	330,068
Trent Ltd.	1,414	67,015
TVS Motor Co. Ltd.	1,933	50,335
Vodafone Idea Ltd.(2)	119,318	19,077
Voltas Ltd.	2,965	39,163
Wipro Ltd.	40,382	234,005
WNS Holdings Ltd.(2)	586	29,611
Yes Bank Ltd.(2)	321,624	89,639
Zee Entertainment Enterprises Ltd.(2)	11,487	19,218
Zomato Ltd.(2)	143,753	315,182
		$12,061,799
Poland — 9.7%
Allegro.eu SA(2)(4)	60,800	$ 503,481

6
See Notes to Financial Statements.

Calvert
Emerging Markets Advancement Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Poland (continued)
Bank Polska Kasa Opieki SA	22,800	$ 1,036,116
Budimex SA	1,700	297,864
CD Projekt SA	10,000	292,591
Cyfrowy Polsat SA(2)	32,637	87,707
Dino Polska SA(2)(4)	6,400	620,879
Inter Cars SA	1,200	169,696
KGHM Polska Miedz SA	39,500	1,128,091
KRUK SA	2,400	265,727
LPP SA	137	524,366
mBank SA(2)	1,700	314,689
Orange Polska SA	86,331	175,075
PGE Polska Grupa Energetyczna SA(2)	112,300	202,331
Powszechna Kasa Oszczednosci Bank Polski SA	112,400	1,667,756
Powszechny Zaklad Ubezpieczen SA	73,200	894,046
Santander Bank Polska SA	4,400	626,530
		$ 8,806,945
Slovenia — 2.1%
Nova Ljubljanska Banka DD GDR(5)	80,100	$ 1,871,975
		$ 1,871,975
South Korea — 15.6%
AMOREPACIFIC Corp.	1,021	$ 91,928
AMOREPACIFIC Group	762	15,344
CJ CheilJedang Corp.	553	119,965
Coway Co. Ltd.	1,541	64,412
DB HiTek Co. Ltd.	800	26,093
Doosan Enerbility Co. Ltd.(2)	17,584	228,648
Hana Financial Group, Inc.	7,908	346,195
Hanmi Pharm Co. Ltd.	358	90,971
Hanon Systems	4,247	18,875
HMM Co. Ltd.	11,375	133,053
Hotel Shilla Co. Ltd.	887	39,921
HYBE Co. Ltd.	771	131,167
Hyundai Engineering & Construction Co. Ltd.	4,118	101,829
Hyundai Engineering & Construction Co. Ltd., PFC Shares	15	555
Hyundai Glovis Co. Ltd.	531	71,268
Hyundai Marine & Fire Insurance Co. Ltd.	1,826	41,822
Hyundai Mobis Co. Ltd.	1,226	238,013
Hyundai Motor Co.	2,967	522,098
Kakao Corp.	6,209	250,971
Kakao Games Corp.(2)	1,157	20,079
Kakaopay Corp.(2)	451	13,048
KB Financial Group, Inc.	9,454	494,042
Kia Corp.	5,672	471,395
Korea Investment Holdings Co. Ltd.	1,386	68,620
Krafton, Inc.(2)	848	157,488
KT Corp.	3,811	107,490
L&F Co. Ltd.(2)	935	122,422
LG Chem Ltd.	1,100	360,036
LG Display Co. Ltd.(2)	8,119	63,826
Security	Shares	Value
South Korea (continued)
LG Electronics, Inc.	2,287	$ 164,402
LG H&H Co. Ltd.	296	85,032
LG Innotek Co. Ltd.	375	55,059
Meritz Financial Group, Inc.	1,577	95,889
Mirae Asset Securities Co. Ltd.	8,724	52,669
NAVER Corp.	2,838	394,277
Netmarble Corp.(2)(4)	576	26,989
NH Investment & Securities Co. Ltd.	3,800	33,305
POSCO Holdings, Inc.	1,421	445,097
Samsung C&T Corp.	2,716	322,985
Samsung Electro-Mechanics Co. Ltd.	1,897	211,364
Samsung Electronics Co. Ltd.	82,790	4,975,472
Samsung Heavy Industries Co. Ltd.(2)	32,335	207,111
Samsung SDS Co. Ltd.	1,109	134,750
Samsung Securities Co. Ltd.	1,918	57,998
SD Biosensor, Inc.(2)	1,600	14,067
Shinhan Financial Group Co. Ltd.	11,146	393,176
SK Biopharmaceuticals Co. Ltd.(2)	1,616	111,043
SK Bioscience Co. Ltd.(2)	1,443	66,198
SK Hynix, Inc.	9,130	1,209,500
SK IE Technology Co. Ltd.(2)(4)	871	47,310
SK Square Co. Ltd.(2)	3,369	197,073
SK Telecom Co. Ltd.	1,625	64,342
Woori Financial Group, Inc.	15,348	166,483
Yuhan Corp.	3,864	222,152
		$14,165,317
Taiwan — 8.1%
Accton Technology Corp.	2,000	$ 28,661
Acer, Inc.	11,000	16,034
Advantech Co. Ltd.	2,000	25,445
Airtac International Group	1,000	34,669
ASE Technology Holding Co. Ltd.	13,000	63,103
Asia Vital Components Co. Ltd.	1,000	16,937
AUO Corp.	26,000	14,699
Catcher Technology Co. Ltd.	4,000	27,181
Cathay Financial Holding Co. Ltd.	37,000	55,758
Chailease Holding Co. Ltd.	6,000	32,151
Chroma ATE, Inc.	2,000	15,792
Chunghwa Telecom Co. Ltd.	15,000	58,922
Compal Electronics, Inc.	16,000	19,163
CTBC Financial Holding Co. Ltd.	71,000	71,863
Delta Electronics, Inc.	7,000	74,920
E Ink Holdings, Inc.	3,000	21,288
Elite Material Co. Ltd.	2,000	25,200
Evergreen Marine Corp. Taiwan Ltd.	4,000	22,016
Far Eastern New Century Corp.	20,000	20,646
Far EasTone Telecommunications Co. Ltd.	6,000	15,162
First Financial Holding Co. Ltd.	39,000	33,627
Fubon Financial Holding Co. Ltd.	32,000	69,268
Gigabyte Technology Co. Ltd.	2,000	19,570

7
See Notes to Financial Statements.

Calvert
Emerging Markets Advancement Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Taiwan (continued)
Globalwafers Co. Ltd.	1,000	$ 17,362
Hiwin Technologies Corp.	2,000	17,433
Hotai Motor Co. Ltd.	1,000	20,211
Hua Nan Financial Holdings Co. Ltd.	33,000	23,607
Innolux Corp.	34,000	16,149
Inventec Corp.	10,000	18,301
Lite-On Technology Corp.	9,000	29,834
MediaTek, Inc.	5,000	181,171
Mega Financial Holding Co. Ltd.	41,000	51,555
Micro-Star International Co. Ltd.	3,000	15,655
Novatek Microelectronics Corp.	2,000	36,820
President Chain Store Corp.	2,000	16,585
Quanta Computer, Inc.	10,000	87,570
Realtek Semiconductor Corp.	2,000	34,828
Shanghai Commercial & Savings Bank Ltd.	15,000	22,612
Shin Kong Financial Holding Co. Ltd.(2)	51,000	12,840
Sino-American Silicon Products, Inc.	2,000	13,440
SinoPac Financial Holdings Co. Ltd.	47,000	31,564
Taishin Financial Holding Co. Ltd.	53,000	29,722
Taiwan Cement Corp.	41,000	40,580
Taiwan Mobile Co. Ltd.	7,000	22,300
Taiwan Semiconductor Manufacturing Co. Ltd.	232,000	5,557,838
Tatung Co. Ltd.(2)	10,000	18,031
Teco Electric & Machinery Co. Ltd.	11,000	19,626
Unimicron Technology Corp.	5,000	29,726
Uni-President Enterprises Corp.	16,000	38,181
United Microelectronics Corp.	46,000	74,706
Walsin Lihwa Corp.	19,000	22,200
WPG Holdings Ltd.	7,000	21,002
Yageo Corp.	1,000	18,556
Yuanta Financial Holding Co. Ltd.	38,000	35,754
		$ 7,357,834
Turkey — 4.3%
Akbank TAS	406,255	$ 587,497
Coca-Cola Icecek AS	9,421	163,802
Ford Otomotiv Sanayi AS	19,178	684,754
Haci Omer Sabanci Holding AS	173,994	446,486
Hektas Ticaret TAS(2)	277,749	146,793
Tofas Turk Otomobil Fabrikasi AS(2)	33,074	278,777
Turkcell Iletisim Hizmetleri AS	156,841	331,523
Turkiye Is Bankasi AS, Class C	1,205,865	418,389
Turkiye Sise ve Cam Fabrikalari AS	359,956	506,037
Yapi ve Kredi Bankasi AS(2)	357,339	303,770
		$ 3,867,828
United Arab Emirates — 9.0%
Abu Dhabi Commercial Bank PJSC	303,675	$ 694,361
Aldar Properties PJSC	1,399,268	2,103,580
Alpha Dhabi Holding PJSC(2)	69,748	302,475
Dubai Financial Market PJSC(2)	188,038	75,734
Security	Shares	Value
United Arab Emirates (continued)
Dubai Islamic Bank PJSC	116,847	$ 185,816
Emirates Central Cooling Systems Corp.	1,420,607	637,633
Emirates Integrated Telecommunications Co. PJSC	116,505	190,032
Emirates Telecommunications Group Co. PJSC	515,870	2,573,411
Fertiglobe PLC	90,265	68,833
First Abu Dhabi Bank PJSC	361,048	1,317,702
		$ 8,149,577
Vietnam — 3.9%
Digiworld Corp.	290,200	$ 770,114
FPT Corp.	476,800	2,409,696
Gemadept Corp.	91,800	296,398
		$ 3,476,208
Total Common Stocks (identified cost $68,023,132)		$87,264,102

Short-Term Investments — 2.0%

Affiliated Fund — 2.0%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(6)	1,804,759	$ 1,804,759
Total Affiliated Fund (identified cost $1,804,759)		$ 1,804,759
Securities Lending Collateral — 0.0%(1)
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.34%(7)	1,454	$ 1,454
Total Securities Lending Collateral (identified cost $1,454)		$ 1,454
Total Short-Term Investments (identified cost $1,806,213)		$ 1,806,213

Total Investments — 98.3% (identified cost $69,829,345)	$89,070,315
Other Assets, Less Liabilities — 1.7%	$ 1,537,167
Net Assets — 100.0%	$90,607,482

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Amount is less than 0.05%.
(2)	Non-income producing security.

8
See Notes to Financial Statements.

Calvert
Emerging Markets Advancement Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

(3)	All or a portion of this security was on loan at March 31, 2024. The aggregate market value of securities on loan at March 31, 2024 was $115,702.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2024, the aggregate value of these securities is $1,672,230 or 1.8% of the Fund's net assets.
(5)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At March 31, 2024, the aggregate value of these securities is $1,915,277 or 2.1% of the Fund's net assets.
(6)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2024.
(7)	Represents investment of cash collateral received in connection with securities lending.
At March 31, 2024, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Financials	39.4%
Information Technology	20.4
Consumer Discretionary	8.5
Communication Services	8.0
Utilities	5.6
Industrials	4.5
Real Estate	3.1
Materials	2.8
Consumer Staples	2.6
Health Care	1.4
Total	96.3%

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	1,192,080	EUR	1,094,022	Standard Chartered Bank	4/5/24	$ 11,703	$ —
USD	605,789	EUR	555,978	Standard Chartered Bank	4/5/24	5,925	—
USD	11,594,284	EUR	10,663,048	UBS AG	4/5/24	89,560	—
USD	10,580,768	EUR	9,729,952	UBS AG	4/5/24	82,793	—
INR	561,000,000	USD	6,751,479	Standard Chartered Bank	6/20/24	—	(39,829)
USD	8,845,789	CNH	63,300,000	UBS AG	6/20/24	98,035	—
						$288,016	$(39,829)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
MSCI Emerging Markets Index	50	Long	6/21/24	$2,622,500	$ (21,032)
					$(21,032)

Abbreviations:
ADR	– American Depositary Receipt
GDR	– Global Depositary Receipt
OTC	– Over-the-counter
PFC Shares	– Preference Shares

9
See Notes to Financial Statements.

Calvert
Emerging Markets Advancement Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

Currency Abbreviations:
CNH	– Yuan Renminbi Offshore
EUR	– Euro
INR	– Indian Rupee
USD	– United States Dollar
10
See Notes to Financial Statements.

Calvert
Emerging Markets Advancement Fund
March 31, 2024
Statement of Assets and Liabilities (Unaudited)

March 31, 2024
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $68,024,586) - including $115,702 of securities on loan	$ 87,265,556
Investments in securities of affiliated issuers, at value (identified cost $1,804,759)	1,804,759
Receivable for variation margin on open futures contracts	10,052
Receivable for open forward foreign currency exchange contracts	288,016
Cash denominated in foreign currency, at value (cost $228,225)	227,433
Deposits at broker for futures contracts	75,550
Deposits for derivatives collateral - forward foreign currency exchange contracts	900,000
Receivable for capital shares sold	76,603
Dividends receivable	301,192
Dividends receivable - affiliated	4,447
Securities lending income receivable	391
Tax reclaims receivable	9,063
Receivable from affiliates	33,621
Directors' deferred compensation plan	1,395
Other assets	160
Total assets	$90,998,238
Liabilities
Payable for open forward foreign currency exchange contracts	$ 39,829
Payable for capital shares redeemed	18,147
Payable for foreign capital gains taxes	196,806
Deposits for securities loaned	1,454
Payable to affiliates:
Investment advisory fee	47,780
Administrative fee	9,124
Distribution and service fees	529
Sub-transfer agency fee	378
Directors' deferred compensation plan	1,395
Accrued expenses	75,314
Total liabilities	$ 390,756
Net Assets	$90,607,482
Sources of Net Assets
Paid-in capital	$ 88,023,928
Distributable earnings	2,583,554
Net Assets	$90,607,482
Class A Shares
Net Assets	$ 2,503,297
Shares Outstanding	224,479
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 11.15
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$ 11.77
11
See Notes to Financial Statements.

Calvert
Emerging Markets Advancement Fund
March 31, 2024
Statement of Assets and Liabilities (Unaudited) — continued

March 31, 2024
Class I Shares
Net Assets	$ 88,104,185
Shares Outstanding	7,846,554
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 11.23

On sales of $50,000 or more, the offering price of Class A shares is reduced.
12
See Notes to Financial Statements.

Calvert
Emerging Markets Advancement Fund
March 31, 2024
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2024
Investment Income
Dividend income (net of foreign taxes withheld of $106,778)	$ 851,726
Dividend income - affiliated issuers	23,525
Securities lending income, net	10,781
Total investment income	$ 886,032
Expenses
Investment advisory fee	$ 292,714
Administrative fee	55,755
Distribution and service fees:
Class A	2,825
Directors' fees and expenses	2,418
Custodian fees	43,526
Transfer agency fees and expenses	22,343
Accounting fees	22,512
Professional fees	31,029
Registration fees	18,087
Reports to shareholders	3,683
Interest expense and fees	16,219
Miscellaneous	13,907
Total expenses	$ 525,018
Waiver and/or reimbursement of expenses by affiliates	$ (65,241)
Net expenses	$ 459,777
Net investment income	$ 426,255
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities (net of foreign capital gains taxes of $33)	$ (4,228,116)
Futures contracts	257,095
Foreign currency transactions	45,353
Forward foreign currency exchange contracts	486,678
Net realized loss	$ (3,438,990)
Change in unrealized appreciation (depreciation):
Investment securities (including net increase in payable for foreign capital gains taxes of $116,244)	$ 15,866,328
Futures contracts	167,728
Foreign currency	1,093
Forward foreign currency exchange contracts	(606,713)
Net change in unrealized appreciation (depreciation)	$15,428,436
Net realized and unrealized gain	$11,989,446
Net increase in net assets from operations	$12,415,701
13
See Notes to Financial Statements.

Calvert
Emerging Markets Advancement Fund
March 31, 2024
Statements of Changes in Net Assets

	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 426,255	$ 1,306,126
Net realized loss	(3,438,990)	(3,465,030)
Net change in unrealized appreciation (depreciation)	15,428,436	8,002,256
Net increase in net assets from operations	$ 12,415,701	$ 5,843,352
Distributions to shareholders:
Class A	$ (65,901)	$ (95,421)
Class I	(3,027,385)	(4,071,452)
Total distributions to shareholders	$ (3,093,286)	$ (4,166,873)
Capital share transactions:
Class A	$ 127,139	$ 840,988
Class I	(12,265,673)	17,857,741
Net increase (decrease) in net assets from capital share transactions	$(12,138,534)	$18,698,729
Net increase (decrease) in net assets	$ (2,816,119)	$20,375,208
Net Assets
At beginning of period	$ 93,423,601	$ 73,048,393
At end of period	$ 90,607,482	$93,423,601
14
See Notes to Financial Statements.

Calvert
Emerging Markets Advancement Fund
March 31, 2024
Financial Highlights

	Class A
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30,
		2023	2022	2021	2020 (1)
Net asset value — Beginning of period	$ 10.05	$ 9.79	$ 12.39	$ 10.64	$ 10.00
Income (Loss) From Operations
Net investment income(2)	$ 0.04	$ 0.13	$ 0.17	$ 0.09	$ 0.10
Net realized and unrealized gain (loss)	1.37	0.66	(2.23)	1.67	0.59
Total income (loss) from operations	$ 1.41	$ 0.79	$ (2.06)	$ 1.76	$ 0.69
Less Distributions
From net investment income	$ (0.31)	$ (0.53)	$ (0.06)	$ (0.01)	$ —
From net realized gain	—	—	(0.48)	—	(0.05)
Total distributions	$ (0.31)	$ (0.53)	$ (0.54)	$ (0.01)	$ (0.05)
Net asset value — End of period	$11.15	$10.05	$ 9.79	$12.39	$10.64
Total Return(3)	14.30% (4)	8.18%	(17.42)%	16.54%	6.94%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 2,503	$ 2,133	$ 1,270	$ 477	$ 91
Ratios (as a percentage of average daily net assets):(5)
Total expenses	1.38% (6)(7)	1.35% (7)	1.36% (8)	1.41%	1.83%
Net expenses	1.23% (6)(7)(9)	1.21% (7)(9)	1.22% (8)(9)	1.20%	1.20%
Net investment income	0.74% (6)	1.31%	1.53%	0.68%	0.99%
Portfolio Turnover	24% (4)	82%	45%	64%	66%

(1)	The Fund commenced operations on October 1, 2019.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes interest expense and fees of 0.03% and 0.01% for the six months ended March 31, 2024 and the year ended September 30, 2023, respectively.
(8)	Includes interest expense from bank overdrafts of 0.02%.
(9)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2024 and the years ended September 30, 2023 and 2022).
15
See Notes to Financial Statements.

Calvert
Emerging Markets Advancement Fund
March 31, 2024
Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30,
		2023	2022	2021	2020 (1)
Net asset value — Beginning of period	$ 10.13	$ 9.85	$ 12.44	$ 10.66	$ 10.00
Income (Loss) From Operations
Net investment income(2)	$ 0.05	$ 0.16	$ 0.19	$ 0.09	$ 0.12
Net realized and unrealized gain (loss)	1.39	0.66	(2.23)	1.71	0.59
Total income (loss) from operations	$ 1.44	$ 0.82	$ (2.04)	$ 1.80	$ 0.71
Less Distributions
From net investment income	$ (0.34)	$ (0.54)	$ (0.07)	$ (0.02)	$ —
From net realized gain	—	—	(0.48)	—	(0.05)
Total distributions	$ (0.34)	$ (0.54)	$ (0.55)	$ (0.02)	$ (0.05)
Net asset value — End of period	$ 11.23	$ 10.13	$ 9.85	$ 12.44	$ 10.66
Total Return(3)	14.44% (4)	8.48%	(17.20)%	16.85%	7.14%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$88,104	$91,291	$71,779	$57,772	$41,792
Ratios (as a percentage of average daily net assets):(5)
Total expenses	1.12% (6)(7)	1.10% (7)	1.11% (8)	1.16%	1.58%
Net expenses	0.98% (6)(7)(9)	0.96% (7)(9)	0.97% (8)(9)	0.95%	0.95%
Net investment income	0.92% (6)	1.52%	1.61%	0.71%	1.15%
Portfolio Turnover	24% (4)	82%	45%	64%	66%

(1)	The Fund commenced operations on October 1, 2019.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes interest expense and fees of 0.03% and 0.01% for the six months ended March 31, 2024 and the year ended September 30, 2023, respectively.
(8)	Includes interest expense from bank overdrafts of 0.02%.
(9)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005%, 0.01% and less than 0.005% of average daily net assets for the six months ended March 31, 2024 and the years ended September 30, 2023 and 2022, respectively).
16
See Notes to Financial Statements.

Calvert
Emerging Markets Advancement Fund
March 31, 2024
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert Emerging Markets Advancement Fund (the Fund) is a diversified series of Calvert World Values Fund, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is total return.
The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 1.00% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class I shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund's Board has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Such securities are categorized as Level 2 in the hierarchy.
Other Securities. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund's forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service and are categorized as Level 2 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
17

Calvert
Emerging Markets Advancement Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of March 31, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
China	$ 30,700	$ 1,942	$ —	$ 32,642
Cyprus	—	2,378,264	—	2,378,264
Georgia	—	7,411,559	—	7,411,559
Greece	—	17,684,154	—	17,684,154
India	90,501	11,971,298	—	12,061,799
Poland	—	8,806,945	—	8,806,945
Slovenia	—	1,871,975	—	1,871,975
South Korea	—	14,165,317	—	14,165,317
Taiwan	—	7,357,834	—	7,357,834
Turkey	—	3,867,828	—	3,867,828
United Arab Emirates	—	8,149,577	—	8,149,577
Vietnam	—	3,476,208	—	3,476,208
Total Common Stocks	$ 121,201	$87,142,901 (1)	$ —	$87,264,102
Short-Term Investments:
Affiliated Fund	$ 1,804,759	$ —	$ —	$ 1,804,759
Securities Lending Collateral	1,454	—	—	1,454
Total Investments	$1,927,414	$87,142,901	$ —	$89,070,315
Forward Foreign Currency Exchange Contracts	$ —	$ 288,016	$ —	$ 288,016
Total	$1,927,414	$87,430,917	$ —	$89,358,331
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (39,829)	$ —	$ (39,829)
Futures Contracts	(21,032)	—	—	(21,032)
Total	$ (21,032)	$ (39,829)	$ —	$ (60,861)

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class.
D  Foreign Currency Transactions— The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to
18

Calvert
Emerging Markets Advancement Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E  Futures Contracts— The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
F  Forward Foreign Currency Exchange Contracts— The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
G  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. Distributions from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
H  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
I   Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
J  Federal Income Taxes—  No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
K  Interim Financial Statements— The interim financial statements relating to March 31, 2024 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.63% of the Fund’s average daily net assets and is payable monthly. For the six months ended March 31, 2024, the investment advisory fee amounted to $292,714. Pursuant to an investment sub-advisory agreement, CRM has delegated a portion of the investment management of the Fund to Eaton Vance Advisers International Ltd. (EVAIL), an affiliate of CRM and an indirect, wholly-owned subsidiary of Morgan Stanley. CRM pays EVAIL a portion of its investment advisory fee for sub-advisory services provided to the Fund.
19

Calvert
Emerging Markets Advancement Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended March 31, 2024, the investment advisory fee paid was reduced by $658 relating to the Fund’s investment in the Liquidity Fund.
CRM and EVAIL have agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.20% and 0.95% for Class A and Class I, respectively, of such class’s average daily net assets. The expense reimbursement agreement may be changed or terminated after February 1, 2025. For the six months ended March 31, 2024, CRM and EVAIL waived or reimbursed expenses in total of $64,583.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A and Class I and is payable monthly. For the six months ended March 31, 2024, CRM was paid administrative fees of $55,755.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2024 amounted to $2,825 for Class A shares.
The Fund was informed that EVD received $103 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2024. The Fund was also informed that EVD received no contingent deferred sales charges paid by Class A shareholders for the same period.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2024, sub-transfer agency fees and expenses incurred to EVM amounted to $811 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $225,000 ($214,000 prior to January 1, 2024), an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $40,000 annual fee, Committee chairs receive an additional $15,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the six months ended March 31, 2024, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $21,387,167 and $37,914,679, respectively.
4  Distributions to Shareholders and Income Tax Information
At September 30, 2023, the Fund, for federal income tax purposes, had deferred capital losses of $11,612,518 which would reduce the Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund's next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at September 30, 2023, $11,612,518 are short-term.
20

Calvert
Emerging Markets Advancement Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at March 31, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$70,937,462
Gross unrealized appreciation	$ 20,888,304
Gross unrealized depreciation	(2,528,296)
Net unrealized appreciation	$18,360,008
5  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at March 31, 2024 is included in the Schedule of Investments. At March 31, 2024, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Equity Price Risk: During the six months ended March 31, 2024, the Fund entered into equity futures contracts to enhance total return, to manage certain investment risks and/or as a substitute for the purchase of securities.
Foreign Exchange Risk: During the six months ended March 31, 2024, the Fund entered into forward foreign currency exchange contracts to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
The Fund enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At March 31, 2024, the fair value of derivatives with credit-related contingent features in a net liability position was $39,829. At March 31, 2024, there were no assets pledged by the Fund for such liability.
The OTC derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreement(s), which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Schedule of Investments.
At March 31, 2024, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure was as follows:
21

Calvert
Emerging Markets Advancement Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

Risk	Derivative	Statement of Assets and Liabilities Caption	Assets	Liabilities
Equity price	Futures contracts	Distributable earnings	$ —	$ (21,032)(1)
Foreign exchange	Forward foreign currency exchange contracts	Receivable/Payable for open forward foreign currency exchange contracts	288,016	(39,829)
Total			$288,016	$(60,861)
Derivatives not subject to master netting agreements			$ —	$(21,032)
Total Derivatives subject to master netting agreements			$288,016	$(39,829)

(1)	Only the current day's variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The Fund’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Fund’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for such assets and pledged by the Fund for such liabilities as of March 31, 2024.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
Standard Chartered Bank	$ 17,628	$ (17,628)	$ —	$ —	$ —
UBS AG	270,388	—	—	—	270,388
	$288,016	$(17,628)	$ —	$ —	$270,388

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)
Standard Chartered Bank	$(39,829)	$17,628	$ —	$ —	$(22,201)

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended March 31, 2024 was as follows:
Statement of Operations Caption	Equity price	Foreign exchange	Total
Net realized gain (loss):
Forward foreign currency exchange contracts	$ —	$ 486,678	$ 486,678
Futures contracts	257,095	—	257,095
Total	$257,095	$ 486,678	$ 743,773
Change in unrealized appreciation (depreciation):
Forward foreign currency exchange contracts	$ —	$ (606,713)	$ (606,713)
Futures contracts	167,728	—	167,728
Total	$167,728	$(606,713)	$(438,985)
22

Calvert
Emerging Markets Advancement Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended March 31, 2024, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Forward Foreign Currency Exchange Contracts*
$6,681,000	$47,890,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
6  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At March 31, 2024, the total value of securities on loan was $115,702 and the total value of collateral received was $120,040, comprised of cash of $1,454 and U.S. government and/or agencies securities of $118,586.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2024.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$1,454	$ —	$ —	$ —	$1,454
The carrying amount of the liability for deposits for securities loaned at March 31, 2024 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2024.
7  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. In connection with the renewal of the agreement on October 24, 2023, the borrowing limit was decreased from $725 million. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings outstanding pursuant to its line of credit at March 31, 2024. Average borrowings and the weighted average annual interest rate (excluding fees) for the six months ended March 31, 2024 were $328,525 and 6.39%, respectively.
23

Calvert
Emerging Markets Advancement Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

8  Affiliated Investments
At March 31, 2024, the value of the Fund’s investment in funds that may be deemed to be affiliated was $1,804,759, which represents 2.0% of the Fund’s net assets. Transactions in such investments by the Fund for the six months ended March 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$5,086	$20,826,114	$(19,026,441)	$ —	$ —	$1,804,759	$23,525	1,804,759
9  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 75,000,000 common shares, $0.01 par value, for each Class.
Transactions in capital shares were as follows:
	Six Months Ended March 31, 2024 (Unaudited)		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Class A
Shares sold	33,654	$ 355,035	137,808	$ 1,414,459
Reinvestment of distributions	6,342	65,901	9,767	95,421
Shares redeemed	(27,754)	(293,797)	(64,996)	(668,892)
Net increase	12,242	$ 127,139	82,579	$ 840,988
Class I
Shares sold	573,904	$ 5,984,341	2,097,744	$ 21,852,739
Reinvestment of distributions	289,690	3,027,257	414,379	4,069,197
Shares redeemed	(2,031,432)	(21,277,271)	(784,442)	(8,064,195)
Net increase (decrease)	(1,167,838)	$(12,265,673)	1,727,681	$17,857,741
At March 31, 2024, Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund and Calvert Growth Allocation Fund owned in the aggregate 50.3% of the value of the outstanding shares of the Fund.
10  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.
24

Calvert
Emerging Markets Advancement Fund
March 31, 2024
Officers and Directors

Officers
Hope L. Brown Chief Compliance Officer
Deidre E. Walsh Secretary, Vice President and Chief Legal Officer
James F. Kirchner Treasurer
Directors
Alice Gresham Bullock Chairperson
Cari M. Dominguez
Karen Fang
Miles D. Harper, III
Von M. Hughes*(1)
Joy V. Jones
Eddie Ramos
Anthony A. Williams
* Interested Director and President
(1) Mr. Hughes began serving as Director effective December 11, 2023.
25

Calvert Funds
U.S. Customer Privacy Notice	March 2024

FACTS	WHAT DOES CALVERT DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■
investment experience and risk tolerance
■
checking account information and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Calvert chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Calvert share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No*
For our affiliates’ everyday business purposes — information about your creditworthiness	Yes	Yes*
For our affiliates to market to you	Yes	Yes*
For nonaffiliates to market to you	No	We don’t share

To limit our sharing	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com

26

Calvert Funds
U.S. Customer Privacy Notice — continued	March 2024

Who we are
Who is providing this notice?	Calvert Research and Management and our investment management affiliates (“Calvert”) (see Affiliates definition below.)
What we do
How does Calvert protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Calvert collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■
buy securities from us or make a wire transfer
■
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■
affiliates from using your information to market to you
■
sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. (See below for more on your rights under state law.)
What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include registered investment advisers such as Eaton Vance Management, Eaton Vance Advisers International Ltd., Boston Management and Research, Parametric Portfolio Associates LLC, Atlanta Capital Management Company LLC, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Co.; registered broker-dealers such as Morgan Stanley Distributors Inc. and Eaton Vance Distributors, Inc. (together, the “Investment Management Affiliates”); and companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co. (the “Morgan Stanley Affiliates”).
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Calvert Research and Management does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Calvert Research and Management does not jointly market.
27

Calvert Funds
U.S. Customer Privacy Notice — continued	March 2024

Other important information
*PLEASE NOTE: Calvert does not share your creditworthiness information or your transactions and experiences information with the Morgan Stanley Affiliates, nor does Calvert enable the Morgan Stanley Affiliates to market to you. Your opt outs will prevent Calvert from sharing your creditworthiness information with the Investment Management Affiliates and will prevent the Investment Management Affiliates from marketing their products to you.
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
28

Calvert Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
Tailored Shareholder Reports. Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Calvert Funds.
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Investment Adviser and Administrator
Calvert Research and Management
2050 M Street NW, Suite 200
Washington, DC 20036
Investment Sub-Adviser
Eaton Vance Advisers International Ltd.
125 Old Broad Street
London, EC2N 1AR
Principal Underwriter*
Eaton Vance Distributors, Inc.
One Post Office Square
Boston, MA 02109
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
SS&C Global Investor & Distribution Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
2050 M Street NW, Suite 200
Washington, DC 20036
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
35354     3.31.24

Item 2. Code of Ethics.

Not required in this filing.

Item 3. Audit Committee Financial Expert.

Not required in this filing.

Item 4. Principal Accountant Fees and Services.

Not required in this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Please see schedule of investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

No material changes.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 Act, as amended (the “1940 Act”) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (“Exchange Act”), as of a date within 90 days of the filing date of this report.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1)	Registrant’s Code of Ethics- Not applicable (please see Item 2)

(a)(2)(i)	Principal Executive Officer’s Section 302 certification.

(a)(2)(ii)	Principal Financial Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calvert World Values Fund, Inc.

By:	/s/ Von M. Hughes
Von M. Hughes
Principal Executive Officer

Date: May 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Von M. Hughes
Von M. Hughes
Principal Executive Officer

Date: May 22, 2024

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date: May 22, 2024